UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                     ---------

                        First Trust Exchange-Traded Fund
                        --------------------------------

               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000
                                                    -------------------

Date of fiscal year end:  December 31
                          ------------------

Date of reporting period: March 31, 2010
                          --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

        The Schedule(s) of Investments are attached herewith.




FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 0.8%
    3,872  Applied Signal Technology, Inc.      $     75,814
    4,365  Ladish Co., Inc. (b)                       87,998
                                                -------------
                                                     163,812
                                                -------------
           AIR FREIGHT & LOGISTICS -- 0.5%
   17,671  Air Transport Services Group,
              Inc. (b)                                59,551
    2,900  Dynamex, Inc. (b)                          49,880
                                                -------------
                                                     109,431
                                                -------------
           AIRLINES -- 0.5%
   15,340  Hawaiian Holdings, Inc. (b)               113,056
                                                -------------
           AUTO COMPONENTS -- 1.0%
    3,815  Dorman Products, Inc. (b)                  72,447
    8,950  Spartan Motors, Inc.                       50,120
    6,013  Standard Motor Products, Inc.              59,649
    3,410  Wonder Auto Technology, Inc. (b)           36,078
                                                -------------
                                                     218,294
                                                -------------
           BEVERAGES -- 1.1%
    3,001  Boston Beer (The) Co., Inc.,
              Class A (b)                            156,832
    1,255  Coca-Cola Bottling Co.
              Consolidated                            73,619
                                                -------------
                                                     230,451
                                                -------------
           BIOTECHNOLOGY -- 0.4%
   16,280  QLT, Inc. (b)                              83,028
                                                -------------
           BUILDING PRODUCTS -- 0.9%
    4,236  AAON, Inc.                                 95,818
    2,800  American Woodmark Corp.                    54,292
    5,227  Insteel Industries, Inc.                   55,877
                                                -------------
                                                     205,987
                                                -------------
           CAPITAL MARKETS -- 2.5%
   11,184  BGC Partners, Inc., Class A                68,334
    5,798  Calamos Asset Management, Inc.,
              Class A                                 83,143
    6,634  Duff & Phelps Corp., Class A              111,053
    4,853  Evercore Partners, Inc., Class A          145,590
    6,238  Penson Worldwide, Inc. (b)                 62,817
    9,659  TradeStation Group, Inc. (b)               67,710
                                                -------------
                                                     538,647
                                                -------------
           CHEMICALS -- 4.1%
    2,551  Hawkins, Inc.                              61,734
    5,292  Innophos Holdings, Inc.                   147,647
    7,053  Innospec, Inc.                             80,122
    7,799  Landec Corp. (b)                           51,707
    5,241  LSB Industries, Inc. (b)                   79,873
   12,960  Omnova Solutions, Inc. (b)                101,736
    3,278  Quaker Chemical Corp.                      88,867
    9,329  ShengdaTech, Inc. (b)                      69,874
    6,424  Zep, Inc.                                 140,557


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           CHEMICALS (Continued)
    8,237  Zoltek Cos., Inc. (b)                $     79,405
                                                -------------
                                                     901,522
                                                -------------
           COMMERCIAL BANKS -- 7.0%
    1,366  Alliance Financial Corp.                   40,270
    3,286  Arrow Financial Corp.                      88,360
    8,125  Banco Latinoamericano de Comercio
              Exterior SA, Class E                   116,675
    1,540  Bank of Marin Bancorp                      50,943
    2,158  Camden National Corp.                      69,293
    8,452  Cardinal Financial Corp.                   90,267
    4,953  First Bancorp.                             66,965
    1,610  First of Long Island (The) Corp.           38,801
    3,281  German American Bancorp, Inc.              49,641
    2,820  Great Southern Bancorp, Inc.               63,281
    9,486  Oriental Financial Group, Inc.            128,061
    2,808  Peoples Bancorp, Inc.                      46,276
    6,231  Renasant Corp.                            100,818
    3,738  SCBT Financial Corp.                      138,455
    4,512  Simmons First National Corp.,
              Class A                                124,396
    4,439  Southside Bancshares, Inc.                 95,749
    4,369  Southwest Bancorp, Inc.                    36,132
    1,801  United Security Bancshares, Inc.           26,961
    4,151  Washington Trust Bancorp, Inc.             77,375
    6,870  Wilshire Bancorp, Inc.                     75,776
                                                -------------
                                                   1,524,495
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              4.1%
   16,068  ACCO Brands Corp. (b)                     123,081
    9,341  APAC Customer Services, Inc. (b)           53,711
    2,942  Consolidated Graphics, Inc. (b)           121,828
    3,687  Cornell Cos., Inc. (b)                     67,509
    7,706  Ennis, Inc.                               125,377
    9,526  Innerworkings, Inc. (b)                    49,535
   16,802  Interface, Inc., Class A                  194,567
    3,648  M&F Worldwide Corp. (b)                   111,629
    3,394  Multi-Color Corp.                          40,660
                                                -------------
                                                     887,897
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 1.9%
    4,401  Anaren, Inc. (b)                           62,670
    8,113  Ceragon Networks Ltd. (b)                  88,594
    7,362  Digi International, Inc. (b)               78,332
   26,363  Extreme Networks, Inc. (b)                 80,935
    6,351  Globecomm Systems, Inc. (b)                48,839
    8,557  SeaChange International, Inc. (b)          61,439
                                                -------------
                                                     420,809
                                                -------------
           COMPUTERS & PERIPHERALS -- 1.2%
    6,026  Stratasys, Inc. (b)                       146,914


         See Notes to Quarterly Portfolio of Investments        Page 1

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           COMPUTERS & PERIPHERALS
              (Continued)
    7,058  Super Micro Computer, Inc. (b)       $    121,962
                                                -------------
                                                     268,876
                                                -------------
           CONSTRUCTION & ENGINEERING -- 1.7%
   10,855  Furmanite Corp. (b)                        56,337
   12,988  Great Lakes Dredge & Dock Corp.            68,187
    2,044  KHD Humboldt Wedag International AG        17,531
    2,345  Michael Baker Corp. (b)                    80,856
    5,459  MYR Group, Inc. (b)                        89,036
    5,287  Pike Electric Corp. (b)                    49,275
                                                -------------
                                                     361,222
                                                -------------
           CONSTRUCTION MATERIALS -- 0.1%
      551  United States Lime & Minerals,
              Inc. (b)                                21,307
                                                -------------
           CONSUMER FINANCE -- 1.9%
   14,777  Advance America Cash Advance
              Centers, Inc.                           86,002
    7,140  Dollar Financial Corp. (b)                171,788
    4,321  World Acceptance Corp. (b)                155,902
                                                -------------
                                                     413,692
                                                -------------
           CONTAINERS & PACKAGING -- 1.3%
    1,731  AEP Industries, Inc. (b)                   45,041
   11,167  Boise, Inc. (b)                            68,454
    3,612  Bway Holding Co. (b)                       72,601
    9,473  Myers Industries, Inc.                     99,277
                                                -------------
                                                     285,373
                                                -------------
           DISTRIBUTORS -- 0.4%
    2,917  Core-Mark Holding Co., Inc. (b)            89,289
                                                -------------
           DIVERSIFIED CONSUMER SERVICES --
              0.1%
    1,456  CPI Corp.                                  20,180
                                                -------------
           DIVERSIFIED FINANCIAL SERVICES --
              0.3%
    4,184  Encore Capital Group, Inc. (b)             68,827
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.1%
    7,020  Consolidated Communications
              Holdings, Inc.                         133,099
   11,733  General Communication, Inc.,
              Class A (b)                             67,700
    4,029  SureWest Communications (b)                34,609
                                                -------------
                                                     235,408
                                                -------------
           ELECTRIC UTILITIES -- 0.3%
    3,128  Unitil Corp.                               72,726
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           ELECTRICAL EQUIPMENT -- 1.7%
    8,183  A-Power Energy Generation Systems
              Ltd. (b)                          $     87,722
    7,124  Fushi Copperweld, Inc. (b)                 79,931
    6,070  Harbin Electric, Inc. (b)                 131,051
    3,258  Jinpan International Ltd.                  67,767
                                                -------------
                                                     366,471
                                                -------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 1.0%
   10,025  CTS Corp.                                  94,436
    4,783  OSI Systems, Inc. (b)                     134,163
                                                -------------
                                                     228,599
                                                -------------
           ENERGY EQUIPMENT & SERVICES -- 3.2%
    2,963  Exterran Partners L.P. (c)                 65,038
    3,702  Gulf Island Fabrication, Inc.              80,519
    8,312  Matrix Service Co. (b)                     89,437
    3,597  Natural Gas Services Group (b)             57,084
    6,033  North American Energy Partners,
              Inc. (b)                                57,857
    1,414  OYO Geospace Corp. (b)                     67,603
    3,710  Phi, Inc. (b)                              78,578
    3,859  T-3 Energy Services, Inc. (b)              94,777
    9,518  Tesco Corp. (b)                           111,075
                                                -------------
                                                     701,968
                                                -------------
           FOOD & STAPLES RETAILING -- 0.7%
      404  Arden Group, Inc., Class A                 42,937
    3,821  Ingles Markets, Inc., Class A              57,429
    1,659  Village Super Market, Inc., Class A        46,502
                                                -------------
                                                     146,868
                                                -------------
           FOOD PRODUCTS -- 2.3%
   11,618  AgFeed Industries, Inc. (b)                51,003
   14,118  B&G Foods, Inc., Class A                  147,957
    3,497  Calavo Growers, Inc.                       63,785
    2,163  Seneca Foods Corp., Class A (b)            62,987
   19,282  SunOpta, Inc. (b)                          80,020
    8,402  Zhongpin, Inc. (b)                        106,705
                                                -------------
                                                     512,457
                                                -------------
           GAS UTILITIES -- 0.4%
    2,767  Chesapeake Utilities Corp.                 82,457
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 4.2%
   15,357  Accuray, Inc. (b)                          93,524
      476  Atrion Corp.                               68,087
    3,886  Cantel Medical Corp.                       77,137
    2,677  Exactech, Inc. (b)                         56,137
    5,344  IRIS International, Inc. (b)               54,562
    4,438  Medical Action Industries, Inc. (b)        54,454


         See Notes to Quarterly Portfolio of Investments        Page 2

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           HEALTH CARE EQUIPMENT & SUPPLIES
              (Continued)
    8,450  Natus Medical, Inc. (b)              $    134,440
   16,261  RTI Biologics, Inc. (b)                    70,410
    9,782  Symmetry Medical, Inc. (b)                 98,211
    1,723  Young Innovations, Inc.                    48,520
    6,355  Zoll Medical Corp. (b)                    167,518
                                                -------------
                                                     923,000
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 4.0%
    3,326  Air Methods Corp. (b)                     113,084
    2,777  America Service Group, Inc.                44,682
    4,567  American Dental Partners, Inc. (b)         59,599
    9,709  AMN Healthcare Services, Inc. (b)          85,439
   11,559  BioScrip, Inc. (b)                         92,241
    3,264  Chindex International, Inc. (b)            38,548
    2,102  Corvel Corp. (b)                           75,146
    8,505  Cross Country Healthcare, Inc. (b)         85,986
    4,979  MedCath Corp. (b)                          52,130
    3,831  Providence Service Corp. (b)               58,193
    6,087  Triple-S Management Corp., Class
              B (b)                                  108,044
    3,525  U.S. Physical Therapy, Inc. (b)            61,335
                                                -------------
                                                     874,427
                                                -------------
           HEALTH CARE TECHNOLOGY -- 0.6%
    9,413  Omnicell, Inc. (b)                        132,064
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              4.5%
    7,525  AFC Enterprises, Inc. (b)                  80,743
    5,702  Ambassadors Group, Inc.                    63,007
    7,186  California Pizza Kitchen, Inc. (b)        120,653
    3,790  Carrols Restaurant Group, Inc. (b)         25,772
   28,394  Denny's Corp. (b)                         109,033
    1,523  Einstein Noah Restaurant Group,
              Inc. (b)                                18,504
    2,201  Landry's Restaurants, Inc. (b)             39,442
    6,198  Marcus (The) Corp.                         80,512
    3,845  Peet's Coffee & Tea, Inc. (b)             152,454
    4,260  Red Robin Gourmet Burgers, Inc.
              (b)                                    104,114
   15,987  Shuffle Master, Inc. (b)                  130,934
    3,955  Universal Travel Group (b)                 39,194
    9,439  Youbet.com, Inc. (b)                       27,751
                                                -------------
                                                     992,113
                                                -------------
           HOUSEHOLD DURABLES -- 1.2%
    1,937  Blyth, Inc.                                60,531
    3,207  Hooker Furniture Corp.                     51,568
   13,764  Sealy Corp. (b)                            48,174


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           HOUSEHOLD DURABLES (Continued)
    4,058  Universal Electronics, Inc. (b)      $     90,656
                                                -------------
                                                     250,929
                                                -------------
           HOUSEHOLD PRODUCTS -- 0.1%
    1,871  Orchids Paper Products Co. (b)             30,778
                                                -------------
           INSURANCE -- 0.6%
    1,790  American Physicians Service
              Group, Inc.                             44,750
    4,423  First Mercury Financial Corp.              57,632
    5,872  Universal Insurance Holdings, Inc.         29,712
                                                -------------
                                                     132,094
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              1.3%
    4,459  Liquidity Services, Inc. (b)               51,457
   12,007  LivePerson, Inc. (b)                       92,094
    9,139  Perficient, Inc. (b)                      102,996
    7,865  Web.com Group, Inc. (b)                    42,864
                                                -------------
                                                     289,411
                                                -------------
           IT SERVICES -- 2.9%
    5,762  China Information Security
              Technology, Inc. (b)                    29,098
    4,392  ExlService Holdings, Inc. (b)              73,259
   11,109  Heartland Payment Systems, Inc.           206,627
    6,975  iGATE Corp.                                67,867
    9,385  InfoGROUP, Inc. (b)                        73,203
    2,166  NCI, Inc., Class A (b)                     65,478
    7,344  Ness Technologies, Inc. (b)                46,341
    4,364  Virtusa Corp. (b)                          44,993
    5,239  Yucheng Technologies Ltd. (b)              20,432
                                                -------------
                                                     627,298
                                                -------------
           LEISURE EQUIPMENT & PRODUCTS --
              0.7%
    6,374  RC2 Corp. (b)                              95,419
    5,676  Sturm, Ruger & Co., Inc.                   68,055
                                                -------------
                                                     163,474
                                                -------------
           MACHINERY -- 4.2%
    8,212  Albany International Corp., Class A       176,804
    7,947  Altra Holdings, Inc. (b)                  109,112
    2,488  Ampco-Pittsburgh Corp.                     61,752
    5,018  CIRCOR International, Inc.                166,648
    5,664  Columbus McKinnon Corp. (b)                89,888
    3,830  Dynamic Materials Corp.                    59,825
    2,942  Graham Corp.                               52,927
      792  K-Tron International, Inc. (b)            118,776
    3,022  L.B. Foster Co., Class A (b)               87,305
                                                -------------
                                                     923,037
                                                -------------


         See Notes to Quarterly Portfolio of Investments        Page 3

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           MARINE -- 0.7%
    6,081  Euroseas Ltd.                        $     23,351
    1,651  International Shipholding Corp.            48,523
   13,991  Star Bulk Carriers Corp.                   40,714
    6,499  Ultrapetrol Bahamas Ltd. (b)               35,679
                                                -------------
                                                     148,267
                                                -------------
           MEDIA -- 2.8%
   26,755  Belo Corp., Class A                       182,469
    8,286  Dolan Media Co. (b)                        90,069
    4,609  Global Sources Ltd. (b)                    30,005
   11,644  Lee Enterprises, Inc. (b)                  39,473
   17,665  McClatchy (The) Co., Class A               86,735
    2,505  Rentrak Corp. (b)                          53,983
    7,241  World Wrestling Entertainment,
              Inc., Class A                          125,269
                                                -------------
                                                     608,003
                                                -------------
           METALS & MINING -- 1.5%
    3,620  Haynes International, Inc.                128,618
    2,841  Olympic Steel, Inc.                        92,759
    2,270  Sutor Technology Group Ltd. (b)             6,583
    7,154  Terra Nova Royalty Corp. (b)               94,075
                                                -------------
                                                     322,035
                                                -------------
           OIL, GAS & CONSUMABLE FUELS -- 3.8%
   12,631  ATP Oil & Gas Corp. (b)                   237,589
   36,814  Endeavour International Corp. (b)          46,754
    7,931  EV Energy Partner L.P. (c)                253,157
    2,474  Global Partners L.P. (c)                   55,319
    4,393  K-Sea Transportation Partners
              L.P. (c)                                39,405
    3,776  Martin Midstream Partners L.P. (c)        117,396
    3,212  TransMontaigne Partners L.P. (c)           87,495
                                                -------------
                                                     837,115
                                                -------------
           PAPER & FOREST PRODUCTS -- 1.4%
   11,518  Buckeye Technologies, Inc. (b)            150,656
   12,320  KapStone Paper & Packaging Corp. (b)      146,238
                                                -------------
                                                     296,894
                                                -------------
           PERSONAL PRODUCTS -- 2.4%
    2,965  China Sky One Medical, Inc. (b)            46,580
    8,006  Elizabeth Arden, Inc. (b)                 144,108
    4,128  Inter Parfums, Inc.                        61,177
    3,979  Medifast, Inc. (b)                         99,992
   12,798  Prestige Brands Holdings, Inc. (b)        115,182
    3,498  Revlon, Inc., Class A (b)                  51,946
                                                -------------
                                                     518,985
                                                -------------
           PHARMACEUTICALS -- 0.5%
    2,831  Hi-Tech Pharmacal Co., Inc. (b)            62,678


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           PHARMACEUTICALS (Continued)
    4,580  Obagi Medical Products, Inc. (b)     $     55,785
                                                -------------
                                                     118,463
                                                -------------
           PROFESSIONAL SERVICES -- 2.7%
    4,618  Advisory Board (The) Co. (b)              145,467
    3,919  CDI Corp.                                  57,453
    3,251  CRA International, Inc. (b)                74,513
    7,834  Hill International, Inc. (b)               45,672
    3,788  ICF International, Inc. (b)                94,094
   15,344  SFN Group, Inc. (b)                       122,905
    1,276  VSE Corp.                                  52,520
                                                -------------
                                                     592,624
                                                -------------
           REAL ESTATE INVESTMENT TRUSTS --
              2.9%
    5,722  American Capital Agency Corp.             146,483
   18,411  Ashford Hospitality Trust (b)             132,007
   10,595  First Potomac Realty Trust                159,243
   20,478  NorthStar Realty Finance Corp.             86,212
    9,176  Ramco-Gershenson Properties Trust         103,322
                                                -------------
                                                     627,267
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.7%
   20,207  Kopin Corp. (b)                            74,766
    7,619  Pericom Semiconductor Corp. (b)            81,599
                                                -------------
                                                     156,365
                                                -------------
           SOFTWARE -- 4.7%
   13,322  Actuate Corp. (b)                          74,470
   10,451  Deltek, Inc. (b)                           79,846
    5,064  Double-Take Software, Inc. (b)             45,120
    3,880  Interactive Intelligence, Inc. (b)         72,517
    5,916  Kenexa Corp. (b)                           81,345
    6,709  Manhattan Associates, Inc. (b)            170,945
    6,920  Monotype Imaging Holdings, Inc. (b)        67,332
    5,775  PROS Holdings, Inc. (b)                    57,057
    8,455  Radiant Systems, Inc. (b)                 120,653
   15,775  S1 Corp. (b)                               93,073
   12,600  TeleCommunication Systems, Inc. (b)        92,358
    8,013  VASCO Data Security
              International, Inc. (b)                 66,107
                                                -------------
                                                   1,020,823
                                                -------------
           SPECIALTY RETAIL -- 2.8%
    3,308  America's Car-Mart, Inc. (b)               79,789
    5,611  Big 5 Sporting Goods Corp.                 85,400
    2,439  Books-A-Million, Inc.                      17,658
    3,428  Conn's, Inc. (b)                           26,841
    4,234  DSW, Inc., Class A (b)                    108,094


         See Notes to Quarterly Portfolio of Investments        Page 4

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           SPECIALTY RETAIL (Continued)
    3,542  Kirkland's, Inc. (b)                 $     74,382
    6,568  Lithia Motors, Inc., Class A (b)           42,035
    4,341  West Marine, Inc. (b)                      47,100
   28,898  Wet Seal, Inc. , Class A (b)              137,555
                                                -------------
                                                     618,854
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 2.4%
    6,906  Maidenform Brands, Inc. (b)               150,896
    4,279  Oxford Industries, Inc.                    86,992
   38,177  Quiksilver, Inc. (b)                      180,577
    5,057  Volcom, Inc. (b)                           98,713
                                                -------------
                                                     517,178
                                                -------------
           THRIFTS & MORTGAGE FINANCE -- 1.9%
    3,211  ESB Financial Corp.                        41,390
    4,926  First Financial Holdings, Inc.             74,186
    8,709  Flushing Financial Corp.                  110,256
   11,101  Provident New York Bancorp                105,237
    2,109  WSFS Financial Corp.                       82,251
                                                -------------
                                                     413,320
                                                -------------
           TOBACCO -- 0.6%
   26,490  Alliance One International, Inc. (b)      134,834
                                                -------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 0.9%
    8,302  H&E Equipment Services, Inc. (b)           89,496
    4,914  Houston Wire & Cable Co.                   56,904
    4,347  Titan Machinery, Inc. (b)                  59,510
                                                -------------
                                                     205,910
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 0.4%
    6,738  USA Mobility, Inc.                         85,370
                                                -------------
           TOTAL INVESTMENTS -- 99.9%             21,834,081
             (Cost $20,506,676) (d)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      26,269
                                                -------------
           NET ASSETS -- 100.0%                 $ 21,860,350
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Master Limited Partnership ("MLP").
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,824,041 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,496,636.


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $   21,834,081     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 5

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.8%
           CAPITAL MARKETS -- 0.0%
      863  Legg Mason, Inc.                     $     24,742
                                                -------------
           CHEMICALS -- 5.3%
    1,523  Cabot Corp.                                46,299
   51,173  E.I. du Pont de Nemours & Co.           1,905,683
    2,558  Eastman Chemical Co.                      162,893
    3,864  Olin Corp.                                 75,812
    7,318  PPG Industries, Inc.                      478,597
    6,638  RPM International, Inc.                   141,655
                                                -------------
                                                   2,810,939
                                                -------------
           COMMERCIAL BANKS -- 0.6%
    2,560  Bank of Hawaii Corp.                      115,072
    1,644  Community Bank System, Inc.                37,450
    4,361  CVB Financial Corp.                        43,305
    2,763  Trustmark Corp.                            67,500
    2,499  United Bankshares, Inc.                    65,524
                                                -------------
                                                     328,851
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              2.8%
    1,952  Healthcare Services Group, Inc.            43,705
   16,655  Pitney Bowes, Inc.                        407,215
   13,728  R.R. Donnelley & Sons Co.                 293,093
   20,714  Waste Management, Inc.                    713,183
                                                -------------
                                                   1,457,196
                                                -------------
           COMPUTERS & PERIPHERALS -- 0.2%
    2,987  Diebold, Inc.                              94,867
                                                -------------
           CONTAINERS & PACKAGING -- 0.3%
    4,550  Sonoco Products Co.                       140,094
                                                -------------
           DISTRIBUTORS -- 0.7%
    8,245  Genuine Parts Co.                         348,269
                                                -------------
           DIVERSIFIED CONSUMER SERVICES --
              0.5%
   15,873  H&R Block, Inc.                           282,539
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 20.1%
  202,559  AT&T, Inc.                              5,234,125
   31,418  CenturyTel, Inc.                        1,114,082
  136,237  Verizon Communications, Inc.            4,226,072
                                                -------------
                                                  10,574,279
                                                -------------
           ELECTRIC UTILITIES -- 17.6%
   29,771  American Electric Power Co.,
              Inc.                                 1,017,573
    2,678  Cleco Corp.                                71,101
    6,944  DPL, Inc.                                 188,807
   14,524  Edison International                      496,285
    3,343  Empire District Electric (The)
              Co.                                     60,241
   40,468  Exelon Corp.                            1,772,903
   22,280  FirstEnergy Corp.                         870,925


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           ELECTRIC UTILITIES (Continued)
    6,652  Hawaiian Electric Industries,
              Inc.                              $    149,337
    2,110  IDACORP, Inc.                              73,048
    8,721  Northeast Utilities                       241,048
   18,150  Pepco Holdings, Inc.                      311,273
    7,417  Pinnacle West Capital Corp.               279,843
   23,505  PPL Corp.                                 651,324
   23,229  Progress Energy, Inc.                     914,293
   55,534  Southern Co.                            1,841,508
    2,420  UIL Holdings Corp.                         66,550
    2,318  Unisource Energy Corp.                     72,878
    7,666  Westar Energy, Inc.                       170,952
                                                -------------
                                                   9,249,889
                                                -------------
           ELECTRICAL EQUIPMENT -- 2.8%
   27,510  Emerson Electric Co.                    1,384,854
    1,889  Hubbell, Inc., Class B                     95,262
                                                -------------
                                                   1,480,116
                                                -------------
           FOOD & STAPLES RETAILING -- 0.2%
    5,668  SUPERVALU, Inc.                            94,542
                                                -------------
           FOOD PRODUCTS -- 5.3%
      319  Cal-Maine Foods, Inc.                      10,811
   14,737  H. J. Heinz Co.                           672,155
   69,522  Kraft Foods, Inc., Class A              2,102,345
                                                -------------
                                                   2,785,311
                                                -------------
           GAS UTILITIES -- 1.8%
    4,728  AGL Resources, Inc.                       182,737
    5,623  Atmos Energy Corp.                        160,649
    1,283  Laclede Group (The), Inc.                  43,263
    2,553  Nicor, Inc.                               107,022
    4,919  ONEOK, Inc.                               224,552
    3,567  Piedmont Natural Gas Co., Inc.             98,378
    1,861  Southwest Gas Corp.                        55,681
    2,851  WGL Holdings, Inc.                         98,787
                                                -------------
                                                     971,069
                                                -------------
           HOUSEHOLD PRODUCTS -- 2.6%
   21,795  Kimberly-Clark Corp.                    1,370,470
                                                -------------
           INSURANCE -- 1.3%
    6,637  Arthur J. Gallagher & Co.                 162,938
   11,051  Cincinnati Financial Corp.                319,374
    1,942  Erie Indemnity Co., Class A                83,758
      637  Harleysville Group, Inc.                   21,505
    1,934  Mercury General Corp.                      84,555
                                                -------------
                                                     672,130
                                                -------------
           IT SERVICES -- 1.0%
   16,476  Paychex, Inc.                             505,813
                                                -------------


         See Notes to Quarterly Portfolio of Investments        Page 6

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           LEISURE EQUIPMENT & PRODUCTS --
              0.8%
   15,505  Mattel, Inc.                         $    352,584
    1,288  Polaris Industries, Inc.                   65,894
                                                -------------
                                                     418,478
                                                -------------
           MACHINERY -- 0.0%
    1,065  Barnes Group, Inc.                         20,714
                                                -------------
           MEDIA -- 0.1%
    4,337  Regal Entertainment Group, Class A         76,201
                                                -------------
           MULTI-UTILITIES -- 12.2%
    6,890  Alliant Energy Corp.                      229,161
    3,352  Avista Corp.                               69,420
    2,532  Black Hills Corp.                          76,846
   26,148  CenterPoint Energy, Inc.                  375,485
    1,088  CH Energy Group, Inc.                      44,434
   19,877  Consolidated Edison, Inc.                 885,322
   36,273  Dominion Resources, Inc.                1,491,183
   10,074  DTE Energy Co.                            449,300
   21,276  NiSource, Inc.                            336,161
    6,361  NSTAR                                     225,307
    4,824  OGE Energy Corp.                          187,847
   28,759  Public Service Enterprise Group,
              Inc.                                   848,966
    7,329  SCANA Corp.                               275,497
   13,175  TECO Energy, Inc.                         209,351
    6,045  Vectren Corp.                             149,432
   27,742  Xcel Energy, Inc.                         588,130
                                                -------------
                                                   6,441,842
                                                -------------
           PHARMACEUTICALS -- 18.6%
  128,310  Bristol-Myers Squibb Co.                3,425,877
   70,417  Eli Lilly & Co.                         2,550,504
  102,097  Merck & Co., Inc.                       3,813,323
                                                -------------
                                                   9,789,704
                                                -------------
           SPECIALTY RETAIL -- 0.6%
    8,371  Foot Locker, Inc.                         125,900
    8,838  Limited Brands, Inc.                      217,591
                                                -------------
                                                     343,491
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 0.5%
    3,465  VF Corp.                                  277,720
                                                -------------
           THRIFTS & MORTGAGE FINANCE -- 2.1%
    9,403  First Niagara Financial Group,
              Inc.                                   133,710
   27,736  Hudson City Bancorp, Inc.                 392,742
   33,270  New York Community Bancorp, Inc.          550,286
      882  Northwest Bancshares, Inc.                 10,355


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           THRIFTS & MORTGAGE FINANCE
              (Continued)
    2,807  Provident Financial Services, Inc.   $     33,403
                                                -------------
                                                   1,120,496
                                                -------------
           TOBACCO -- 1.7%
   15,118  Reynolds American, Inc.                   816,070
    1,129  Universal Corp.                            59,487
                                                -------------
                                                     875,557
                                                -------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 0.1%
    2,038  GATX Corp.                                 58,389
                                                -------------

           TOTAL INVESTMENTS -- 99.8%              52,613,708
             (Cost $48,485,960) (b)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                      80,738
                                                -------------
           NET ASSETS -- 100.0%                 $ 52,694,446
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,853,238 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,725,490.


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $   52,613,708     $   --        $    --
                     ========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 7

FIRST TRUST US IPO INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.8%
           AEROSPACE & DEFENSE -- 1.3%
      991  DigitalGlobe, Inc. (b)               $     27,699
    3,108  Spirit AeroSystems Holdings,
              Inc., Class A (b)                       72,665
    1,080  TransDigm Group, Inc.                      57,283
                                                -------------
                                                     157,647
                                                -------------
           AIRLINES -- 0.2%
      438  Allegiant Travel Co. (b)                   25,343
                                                -------------
           BEVERAGES -- 1.7%
    5,600  Dr. Pepper Snapple Group, Inc.            196,952
                                                -------------
           BIOTECHNOLOGY -- 0.7%
      840  Acorda Therapeutics, Inc. (b)              28,728
    2,701  Talecris Biotherapeutics Holdings
              Corp. (b)                               53,804
                                                -------------
                                                      82,532
                                                -------------
           CAPITAL MARKETS -- 2.2%
    2,031  Lazard Ltd., Class A (c)                   72,507
    2,679  MF Global Holdings Ltd. (b)                21,619
    7,884  Och-Ziff Capital Management Group
              LLC, Class A (c)                       126,144
    1,384  RiskMetrics Group, Inc. (b)                31,292
                                                -------------
                                                     251,562
                                                -------------
           CHEMICALS -- 1.7%
    1,071  CF Industries Holdings, Inc.               97,654
    5,229  Huntsman Corp.                             63,009
    1,637  Rockwood Holdings, Inc. (b)                43,577
                                                -------------
                                                     204,240
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              0.4%
    2,964  KAR Auction Services, Inc. (b)             44,638
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 0.2%
    1,949  Aruba Networks, Inc. (b)                   26,623
                                                -------------
           COMPUTERS & PERIPHERALS -- 0.9%
    3,674  Teradata Corp. (b)                        106,142
                                                -------------
           CONSTRUCTION & ENGINEERING -- 1.3%
    2,512  Aecom Technology Corp. (b)                 71,265
    3,536  KBR, Inc.                                  78,358
                                                -------------
                                                     149,623
                                                -------------
           CONSUMER FINANCE -- 1.5%
   11,980  Discover Financial Services               178,502
                                                -------------
           DIVERSIFIED CONSUMER SERVICES --
              1.4%
    1,179  Bridgepoint Education, Inc. (b)            28,980
      369  Capella Education Co. (b)                  34,258
    3,147  Education Management Corp. (b)             68,919


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           DIVERSIFIED CONSUMER SERVICES
              (Continued)
    1,006  Grand Canyon Education, Inc. (b)     $     26,297
                                                -------------
                                                     158,454
                                                -------------
           DIVERSIFIED FINANCIAL SERVICES --
              0.7%
    2,314  MSCI, Inc., Class A (b)                    83,535
                                                -------------
           ELECTRIC UTILITIES -- 0.5%
    1,119  ITC Holdings Corp.                         61,545
                                                -------------
           ELECTRICAL EQUIPMENT -- 3.2%
    2,259  A123 Systems, Inc. (b)                     31,039
    1,878  First Solar, Inc. (b)                     230,337
    3,772  Sensata Technologies Holding N.V.
              (b)                                     67,745
    2,137  SunPower Corp., Class A (b)                40,389
                                                -------------
                                                     369,510
                                                -------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 2.4%
   10,117  Tyco Electronics Ltd.                     278,015
                                                -------------
           ENERGY EQUIPMENT & SERVICES -- 0.7%
    1,710  Complete Production Services,
              Inc. (b)                                19,750
    1,819  Dresser-Rand Group, Inc. (b)               57,153
                                                -------------
                                                      76,903
                                                -------------
           FOOD PRODUCTS -- 2.2%
    1,927  Dole Food Co., Inc. (b)                    22,835
    4,507  Mead Johnson Nutrition Co.                234,499
                                                -------------
                                                     257,334
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 5.4%
   11,023  Covidien PLC                              554,236
    2,482  ev3, Inc. (b)                              39,365
    1,278  Masimo Corp.                               33,931
                                                -------------
                                                     627,532
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 1.3%
    2,629  Brookdale Senior Living, Inc. (b)          54,762
    2,570  Emdeon, Inc., Class A (b)                  42,456
    1,269  Healthspring, Inc. (b)                     22,335
    3,520  Select Medical Holdings Corp. (b)          29,709
                                                -------------
                                                     149,262
                                                -------------
           HEALTH CARE TECHNOLOGY -- 0.2%
    1,006  MedAssets, Inc. (b)                        21,126
                                                -------------


         See Notes to Quarterly Portfolio of Investments        Page 8

FIRST TRUST US IPO INDEX FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           HOTELS, RESTAURANTS & LEISURE --
              3.8%
    2,981  Burger King Holdings, Inc.           $     63,376
    3,829  Hyatt Hotels Corp., Class A (b)           149,178
    3,886  Tim Hortons, Inc.                         126,645
    3,941  Wyndham Worldwide Corp.                   101,402
                                                -------------
                                                     440,601
                                                -------------
           INSURANCE -- 1.9%
    1,093  Allied World Assurance Holdings
              Ltd.                                    49,021
    1,826  Flagstone Reinsurance Holdings
              Ltd.                                    20,926
    2,096  OneBeacon Insurance Group Ltd.,
              Class A                                 36,156
    2,600  Symetra Financial Corp. (b)                34,268
    2,890  Validus Holdings Ltd.                      79,562
                                                -------------
                                                     219,933
                                                -------------
           INTERNET & CATALOG RETAIL -- 0.3%
    1,254  HSN, Inc. (b)                              36,918
                                                -------------

           INTERNET SOFTWARE & SERVICES --
              1.9%
    2,348  AOL, Inc. (b)                              59,358
    2,729  Rackspace Hosting, Inc. (b)                51,114
      957  Vistaprint N.V. (b)                        54,788
    1,150  WebMD Health Corp., Class A (b)            53,337
                                                -------------
                                                     218,597
                                                -------------
           IT SERVICES -- 21.2%
    2,970  Broadridge Financial Solutions,
              Inc.                                    63,499
    4,801  Genpact Ltd. (b)                           80,513
    2,874  MasterCard, Inc., Class A                 729,996
    1,641  NeuStar, Inc., Class A (b)                 41,353
    8,725  SAIC, Inc. (b)                            154,433
   12,544  Visa, Inc., Class A                     1,141,880
   15,046  Western Union Co.                         255,180
                                                -------------
                                                   2,466,854
                                                -------------
           MACHINERY -- 0.4%
    1,412  WABCO Holdings, Inc. (b)                   42,247
                                                -------------
           MEDIA -- 9.7%
    2,409  Cinemark Holdings, Inc.                    44,181
    1,071  Morningstar, Inc. (b)                      51,504
    3,655  Scripps Networks Interactive,
              Class A                                162,099
    7,769  Time Warner Cable, Inc.                   414,166
   13,384  Viacom, Inc., Class B (b)                 460,142
                                                -------------
                                                   1,132,092
                                                -------------
           MULTILINE RETAIL -- 1.6%
    7,506  Dollar General Corp. (b)                  189,526
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           OIL, GAS & CONSUMABLE FUELS -- 6.9%
    1,317  Clean Energy Fuels Corp. (b)         $     30,001
    2,009  Concho Resources, Inc. (b)                101,173
    3,745  Continental Resources, Inc. (b)           159,350
    1,271  Duncan Energy Partners L.P. (c)            34,393
    4,673  EXCO Resources, Inc.                       85,890
    2,003  Patriot Coal Corp. (b)                     40,981
    4,529  SandRidge Energy, Inc. (b)                 34,873
   14,269  Spectra Energy Corp.                      321,481
                                                -------------
                                                     808,142
                                                -------------
           PERSONAL PRODUCTS -- 0.5%
    1,342  Herbalife Ltd.                             61,893
                                                -------------
           PHARMACEUTICALS -- 1.2%
    5,554  Warner Chilcott PLC, Class A (b)          141,905
                                                -------------
           PROFESSIONAL SERVICES -- 1.6%
    1,395  IHS, Inc., Class A (b)                     74,591
    3,968  Verisk Analytics, Inc., Class A (b)       111,897
                                                -------------
                                                     186,488
                                                -------------
           ROAD & RAIL -- 0.8%
    9,044  Hertz Global Holdings, Inc. (b)            90,350
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.5%
      954  Cavium Networks, Inc. (b)                  23,716
      666  Hittite Microwave Corp. (b)                29,284
                                                -------------
                                                      53,000
                                                -------------
           SOFTWARE -- 1.6%
      744  ArcSight, Inc. (b)                         20,944
      938  CommVault Systems, Inc. (b)                20,026
    1,460  Fortinet, Inc. (b)                         25,667
    1,488  Solarwinds, Inc. (b)                       32,230
    1,540  Solera Holdings, Inc.                      59,521
    1,586  SuccessFactors, Inc. (b)                   30,197
                                                -------------
                                                     188,585
                                                -------------
           SPECIALTY RETAIL -- 0.7%
      847  hhgregg, Inc. (b)                          21,378
    1,401  J. Crew Group, Inc. (b)                    64,306
                                                -------------
                                                      85,684
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 0.5%
    2,102  Hanesbrands, Inc. (b)                      58,478
                                                -------------
           TOBACCO -- 12.2%
    3,412  Lorillard, Inc.                           256,719
   22,436  Philip Morris International, Inc.       1,170,262
                                                -------------
                                                   1,426,981
                                                -------------
           WATER UTILITIES -- 0.7%
    3,849  American Water Works Co., Inc.             83,754
                                                -------------


         See Notes to Quarterly Portfolio of Investments        Page 9

FIRST TRUST US IPO INDEX FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           WIRELESS TELECOMMUNICATION
              SERVICES -- 1.7%
   20,535  Clearwire Corp., Class A (b)         $    146,825
    7,773  MetroPCS Communications, Inc. (b)          55,033
                                                -------------
                                                     201,858
                                                -------------


           TOTAL INVESTMENTS -- 99.8%             11,640,906
             (Cost $10,704,876) (d)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                      20,111
                                                -------------
           NET ASSETS -- 100.0%                 $ 11,661,017
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Master Limited Partnership ("MLP").
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,838,542 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $902,512.


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $   11,640,906     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 10

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           AIR FREIGHT & LOGISTICS -- 1.9%
   10,870  C.H. Robinson Worldwide, Inc.        $    607,090
   15,935  Expeditors International of
              Washington, Inc.                       588,320
                                                -------------
                                                   1,195,410
                                                -------------
           BIOTECHNOLOGY -- 6.6%
   10,233  Amgen, Inc. (b)                           611,524
   10,318  Biogen Idec, Inc. (b)                     591,841
    9,565  Celgene Corp. (b)                         592,647
    8,505  Cephalon, Inc. (b)                        576,469
   10,360  Genzyme Corp. (b)                         536,959
   12,853  Gilead Sciences, Inc. (b)                 584,554
   14,402  Vertex Pharmaceuticals, Inc. (b)          588,610
                                                -------------
                                                   4,082,604
                                                -------------
           CHEMICALS -- 1.0%
   11,246  Sigma-Aldrich Corp.                       603,460
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              2.0%
   21,872  Cintas Corp.                              614,384
   11,064  Stericycle, Inc. (b)                      602,988
                                                -------------
                                                   1,217,372
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 3.0%
   23,510  Cisco Systems, Inc. (b)                   611,965
   15,362  QUALCOMM, Inc.                            645,050
    8,424  Research In Motion Ltd. (b)               622,955
                                                -------------
                                                   1,879,970
                                                -------------
           COMPUTERS & PERIPHERALS -- 6.1%
    2,768  Apple, Inc. (b)                           650,286
   42,638  Dell, Inc. (b)                            639,997
   37,746  Logitech International S.A. (b)           616,770
   18,954  NetApp, Inc. (b)                          617,142
   19,102  SanDisk Corp. (b)                         661,502
   32,554  Seagate Technology (b)                    594,436
                                                -------------
                                                   3,780,133
                                                -------------
           CONSTRUCTION & ENGINEERING -- 1.0%
   22,838  Foster Wheeler AG (b)                     619,823
                                                -------------
           DIVERSIFIED CONSUMER SERVICES --
              1.0%
    9,558  Apollo Group, Inc., Class A (b)           585,810
                                                -------------
           ELECTRICAL EQUIPMENT -- 1.1%
    5,430  First Solar, Inc. (b)                     665,990
                                                -------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 2.0%
   79,286  Flextronics International Ltd. (b)        621,602


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS (Continued)
   22,521  FLIR Systems, Inc. (b)               $    635,092
                                                -------------
                                                   1,256,694
                                                -------------
           FOOD & STAPLES RETAILING -- 1.0%
   10,131  Costco Wholesale Corp.                    604,922
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 3.0%
   18,021  DENTSPLY International, Inc.              628,032
   32,955  Hologic, Inc. (b)                         610,986
    1,762  Intuitive Surgical, Inc. (b)              613,405
                                                -------------
                                                   1,852,423
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 3.0%
    6,103  Express Scripts, Inc. (b)                 621,041
   10,676  Henry Schein, Inc. (b)                    628,817
   19,937  Patterson Cos., Inc.                      619,044
                                                -------------
                                                   1,868,902
                                                -------------
           HEALTH CARE TECHNOLOGY -- 1.0%
    7,057  Cerner Corp. (b)                          600,268
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              2.0%
   24,620  Starbucks Corp. (b)                       597,527
    8,574  Wynn Resorts Ltd.                         650,167
                                                -------------
                                                   1,247,694
                                                -------------
           HOUSEHOLD DURABLES -- 1.1%
   17,029  Garmin Ltd.                               655,276
                                                -------------
           INTERNET & CATALOG RETAIL -- 4.2%
    4,715  Amazon.com, Inc. (b)                      639,967
   27,116  Expedia, Inc.                             676,815
   42,083  Liberty Media Corp. -
              Interactive, Class A (b)               644,291
    2,575  priceline.com, Inc. (b)                   656,625
                                                -------------
                                                   2,617,698
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              5.0%
    1,080  Baidu, Inc., ADR (b)                      644,760
   22,619  eBay, Inc. (b)                            609,582
    1,099  Google, Inc., Class A (b)                 623,144
   22,957  VeriSign, Inc. (b)                        597,111
   37,424  Yahoo!, Inc. (b)                          618,619
                                                -------------
                                                   3,093,216
                                                -------------
           IT SERVICES -- 4.9%
   13,795  Automatic Data Processing, Inc.           613,464
   12,005  Cognizant Technology Solutions
              Corp., Class A (b)                     612,015


         See Notes to Quarterly Portfolio of Investments        Page 11

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           IT SERVICES (Continued)
   12,140  Fiserv, Inc. (b)                     $    616,226
   10,136  Infosys Technologies Ltd., ADR            596,504
   19,125  Paychex, Inc.                             587,137
                                                -------------
                                                   3,025,346
                                                -------------
           LEISURE EQUIPMENT & PRODUCTS --
              1.0%
   26,532  Mattel, Inc.                              603,338
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              2.9%
   15,440  Illumina, Inc. (b)                        600,616
   11,537  Life Technologies Corp. (b)               603,039
   26,727  QIAGEN N.V. (b)                           614,454
                                                -------------
                                                   1,818,109
                                                -------------
           MACHINERY -- 2.0%
   11,187  Joy Global, Inc.                          633,184
   14,563  PACCAR, Inc.                              631,161
                                                -------------
                                                   1,264,345
                                                -------------
           MEDIA -- 5.1%
   35,098  Comcast Corp., Class A                    660,544
   18,371  DIRECTV, Class A (b)                      621,124
   29,410  DISH Network Corp., Class A               612,316
   43,978  News Corp., Class A                       633,723
   36,644  Virgin Media, Inc.                        632,476
                                                -------------
                                                   3,160,183
                                                -------------
           MULTILINE RETAIL -- 1.0%
    5,938  Sears Holdings Corp. (b)                  643,857
                                                -------------
           PHARMACEUTICALS -- 3.0%
   27,309  Mylan, Inc. (b)                           620,187
    9,761  Teva Pharmaceutical Industries
              Ltd., ADR                              615,724
   24,270  Warner Chilcott PLC, Class A (b)          620,099
                                                -------------
                                                   1,856,010
                                                -------------
           ROAD & RAIL -- 1.0%
   17,133  J.B. Hunt Transport Services,
              Inc.                                   614,732
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 12.1%
   24,950  Altera Corp.                              606,534
   49,221  Applied Materials, Inc.                   663,499
   18,284  Broadcom Corp., Class A                   606,663
   27,954  Intel Corp.                               622,256
   21,370  KLA-Tencor Corp.                          660,760
   18,165  Lam Research Corp. (b)                    677,918
   21,695  Linear Technology Corp.                   613,535
   30,656  Marvell Technology Group Ltd. (b)         624,769
   32,145  Maxim Integrated Products, Inc.           623,292
   21,779  Microchip Technology, Inc.                613,297
   35,668  NVIDIA Corp. (b)                          619,910


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT (Continued)
   23,130  Xilinx, Inc.                         $    589,815
                                                -------------
                                                   7,522,248
                                                -------------
           SOFTWARE -- 11.9%
   52,009  Activision Blizzard, Inc.                 627,228
   17,746  Adobe Systems, Inc. (b)                   627,676
   21,135  Autodesk, Inc. (b)                        621,792
   15,636  BMC Software, Inc. (b)                    594,168
   26,237  CA, Inc.                                  615,782
   17,932  Check Point Software Technologies
              Ltd. (b)                               628,696
   12,731  Citrix Systems, Inc. (b)                  604,341
   33,384  Electronic Arts, Inc. (b)                 622,945
   17,793  Intuit, Inc. (b)                          611,012
   20,779  Microsoft Corp.                           608,201
   24,425  Oracle Corp.                              627,478
   35,792  Symantec Corp. (b)                        605,601
                                                -------------
                                                   7,394,920
                                                -------------
           SPECIALTY RETAIL -- 5.0%
   14,019  Bed Bath & Beyond, Inc. (b)               613,471
   14,649  O'Reilly Automotive, Inc. (b)             611,010
   11,379  Ross Stores, Inc.                         608,435
   25,939  Staples, Inc.                             606,713
   17,283  Urban Outfitters, Inc. (b)                657,273
                                                -------------
                                                   3,096,902
                                                -------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 1.0%
   13,096  Fastenal Co.                              628,477
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 3.1%
    6,897  Millicom International Cellular
              S.A.                                   614,868
   15,305  NII Holdings, Inc. (b)                    637,606
   27,260  Vodafone Group PLC, ADR                   634,885
                                                -------------
                                                   1,887,359
                                                -------------

           TOTAL INVESTMENTS -- 100.0%            61,943,491
             (Cost $53,566,370) (c)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      13,745
                                                -------------
           NET ASSETS -- 100.0%                 $ 61,957,236
                                                =============


         See Notes to Quarterly Portfolio of Investments        Page 12

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

MARCH 31, 2010 (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,655,679 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $278,558.

ADR    - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $   61,943,491     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 13

FIRST TRUST NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           COMMUNICATIONS EQUIPMENT -- 8.0%
  168,287  Cisco Systems, Inc. (b)              $  4,380,511
  109,960  QUALCOMM, Inc.                          4,617,220
   60,296  Research In Motion Ltd. (b)             4,458,889
                                                -------------
                                                  13,456,620
                                                -------------
           COMPUTERS & PERIPHERALS -- 16.0%
   19,812  Apple, Inc. (b)                         4,654,433
  305,198  Dell, Inc. (b)                          4,581,022
  270,184  Logitech International S.A. (b)         4,414,806
  135,673  NetApp, Inc. (b)                        4,417,513
  136,728  SanDisk Corp. (b)                       4,734,891
  233,015  Seagate Technology (b)                  4,254,854
                                                -------------
                                                  27,057,519
                                                -------------
           HEALTH CARE TECHNOLOGY -- 2.5%
   50,511  Cerner Corp. (b)                        4,296,466
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              10.5%
    7,732  Baidu, Inc., ADR (b)                    4,616,004
    7,865  Google, Inc., Class A (b)               4,459,534
  164,328  VeriSign, Inc. (b)                      4,274,171
  267,882  Yahoo!, Inc. (b)                        4,428,089
                                                -------------
                                                  17,777,798
                                                -------------
           IT SERVICES -- 5.1%
   85,930  Cognizant Technology Solutions
              Corp., Class A (b)                   4,380,712
   72,553  Infosys Technologies Ltd., ADR          4,269,744
                                                -------------
                                                   8,650,456
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 31.9%
  178,588  Altera Corp.                            4,341,474
  352,321  Applied Materials, Inc.                 4,749,287
  130,875  Broadcom Corp., Class A                 4,342,433
  200,092  Intel Corp.                             4,454,048
  152,971  KLA-Tencor Corp.                        4,729,863
  130,028  Lam Research Corp. (b)                  4,852,645
  155,290  Linear Technology Corp.                 4,391,601
  219,435  Marvell Technology Group Ltd.
              (b)                                  4,472,085
  230,092  Maxim Integrated Products, Inc.         4,461,484
  155,896  Microchip Technology, Inc.              4,390,031
  255,304  NVIDIA Corp. (b)                        4,437,184
  165,564  Xilinx, Inc.                            4,221,882
                                                -------------
                                                  53,844,017
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           SOFTWARE -- 26.0%
  127,024  Adobe Systems, Inc. (b)              $  4,492,839
  151,288  Autodesk, Inc. (b)                      4,450,893
  111,919  BMC Software, Inc. (b)                  4,252,922
  187,807  CA, Inc.                                4,407,830
  128,359  Check Point Software
              Technologies Ltd. (b)                4,500,267
   91,124  Citrix Systems, Inc. (b)                4,325,656
  127,359  Intuit, Inc. (b)                        4,373,508
  148,731  Microsoft Corp.                         4,353,357
  174,832  Oracle Corp.                            4,491,434
  256,197  Symantec Corp. (b)                      4,334,853
                                                -------------
                                                  43,983,559
                                                -------------


           TOTAL INVESTMENTS -- 100.0%           169,066,435
             (Cost $158,254,013) (c)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      (8,502)
                                                -------------
           NET ASSETS -- 100.0%                 $169,057,933
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,314,278 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $501,856.

ADR    - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $  169,066,435     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 14

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           BIOTECHNOLOGY -- 70.5%
  164,563  Alexion Pharmaceuticals, Inc. (b)    $  8,947,290
  138,602  Amgen, Inc. (b)                         8,282,855
  487,090  Amylin Pharmaceuticals, Inc. (b)       10,954,654
  143,886  Biogen Idec, Inc. (b)                   8,253,301
1,093,646  Celera Corp. (b)                        7,764,887
  135,524  Celgene Corp. (b)                       8,397,067
  123,640  Cephalon, Inc. (b)                      8,380,319
  145,867  Genzyme Corp. (b)                       7,560,287
  171,383  Gilead Sciences, Inc. (b)               7,794,499
  266,429  Human Genome Sciences, Inc. (b)         8,046,156
  536,594  InterMune, Inc. (b)                    23,915,995
  327,146  Myriad Genetics, Inc. (b)               7,867,861
  224,622  OSI Pharmaceuticals, Inc. (b)          13,376,240
  194,048  Vertex Pharmaceuticals, Inc. (b)        7,930,742
                                                -------------
                                                 137,472,153
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 24.4%
1,243,686  Affymetrix, Inc. (b)                    9,128,655
  199,764  Illumina, Inc. (b)                      7,770,820
  152,905  Life Technologies Corp. (b)             7,992,344
  107,143  Millipore Corp. (b)                    11,314,301
1,817,680  Sequenom, Inc. (b)                     11,469,561
                                                -------------
                                                  47,675,681
                                                -------------
           PHARMACEUTICALS -- 5.1%
  651,434  Nektar Therapeutics (b)                 9,908,311
                                                -------------

           TOTAL INVESTMENTS -- 100.0%           195,056,145
             (Cost $163,140,541) (c)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (92,385)
                                                -------------
           NET ASSETS -- 100.0%                 $194,963,760
                                                =============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $35,316,225 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,400,621.


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $  195,056,145     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 15

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           CAPITAL MARKETS -- 5.3%
2,598,553  E*TRADE Financial Corp. (b)          $  4,287,612
  264,708  TD Ameritrade Holding Corp. (b)         5,045,335
                                                -------------
                                                   9,332,947
                                                -------------
           COMMUNICATIONS EQUIPMENT --
              7.4%
  273,558  Juniper Networks, Inc. (b)              8,392,759
   98,197  NETGEAR, Inc. (b)                       2,562,942
  832,680  Sonus Networks, Inc. (b)                2,173,295
                                                -------------
                                                  13,128,996
                                                -------------
           HEALTH CARE TECHNOLOGY -- 1.6%
  147,521  Allscripts-Misys Healthcare
              Solutions, Inc. (b)                  2,885,511
                                                -------------
           INTERNET & CATALOG RETAIL -- 18.6%
   93,781  Amazon.com, Inc. (b)                   12,728,895
   44,902  Blue Nile, Inc. (b)                     2,470,508
  226,722  Expedia, Inc.                           5,658,981
   62,920  Netflix, Inc. (b)                       4,639,721
   29,389  priceline.com, Inc. (b)                 7,494,195
                                                -------------
                                                  32,992,300
                                                -------------
           INTERNET SOFTWARE & SERVICES -- 47.8%
  173,337  Akamai Technologies, Inc. (b)           5,444,515
  531,391  Art Technology Group, Inc. (b)          2,343,434
  102,874  Constant Contact, Inc. (b)              2,388,734
  129,577  DealerTrack Holdings, Inc. (b)          2,213,175
   97,606  Digital River, Inc. (b)                 2,957,462
  303,003  EarthLink, Inc.                         2,587,646
  407,343  eBay, Inc. (b)                         10,977,894
   30,360  Google, Inc., Class A (b)              17,214,424
  162,016  IAC/InterActiveCorp (b)                 3,684,244
  275,202  Internap Network Services
              Corp. (b)                            1,541,131
  117,476  j2 Global Communications,
              Inc. (b)                             2,748,938
  229,127  Monster Worldwide, Inc. (b)             3,805,799
  375,808  RealNetworks, Inc. (b)                  1,815,153
  304,206  United Online, Inc.                     2,275,461
  255,040  ValueClick, Inc. (b)                    2,586,106
  199,999  VeriSign, Inc. (b)                      5,201,974
  100,894  Vocus, Inc. (b)                         1,720,243
   81,576  WebMD Health Corp. (b)                  3,783,495
  566,803  Yahoo!, Inc. (b)                        9,369,253
                                                -------------
                                                  84,659,081
                                                -------------
           IT SERVICES -- 3.0%
  162,511  CyberSource Corp. (b)                   2,866,694


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           IT SERVICES (Continued)
  273,370  Sapient Corp.                        $  2,498,602
                                                -------------
                                                   5,365,296
                                                -------------
           SOFTWARE -- 16.4%
  219,196  Ariba, Inc. (b)                         2,816,668
  161,743  Check Point Software
              Technologies Ltd. (b)                5,670,709
   81,369  Concur Technologies, Inc. (b)           3,336,943
  159,325  Quest Software, Inc. (b)                2,834,392
   84,136  Salesforce.com, Inc. (b)                6,263,925
  225,139  SonicWALL, Inc. (b)                     1,956,458
  325,415  TIBCO Software, Inc. (b)                3,511,228
  112,766  Websense, Inc. (b)                      2,567,682
                                                -------------
                                                  28,958,005
                                                -------------

           TOTAL INVESTMENTS -- 100.1%           177,322,136
            (Cost $156,529,689) (c)
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (127,146)
                                                -------------
           Net Assets -- 100.0%                 $177,194,990
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,792,447 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $  177,322,136     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 16

FIRST TRUST DB STRATEGIC VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 10.0%
   16,366  General Dynamics Corp.               $  1,263,455
   22,732  ITT Corp.                               1,218,663
   15,060  Lockheed Martin Corp.                   1,253,293
   21,045  Raytheon Co.                            1,202,090
                                                -------------
                                                   4,937,501
                                                -------------
           BEVERAGES -- 2.5%
   18,622  PepsiCo, Inc.                           1,232,031
                                                -------------
           BIOTECHNOLOGY -- 7.3%
   21,028  Amgen, Inc. (b)                         1,256,633
   21,069  Biogen Idec, Inc. (b)                   1,208,518
   25,368  Gilead Sciences, Inc. (b)               1,153,737
                                                -------------
                                                   3,618,888
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 2.6%
   30,415  QUALCOMM, Inc.                          1,277,126
                                                -------------
           COMPUTERS & PERIPHERALS -- 2.6%
   87,332  Dell, Inc. (b)                          1,310,853
                                                -------------
           FOOD PRODUCTS -- 4.7%
   39,794  Archer-Daniels-Midland Co.              1,150,047
   85,826  Sara Lee Corp.                          1,195,556
                                                -------------
                                                   2,345,603
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 9.6%
  150,735  Boston Scientific Corp. (b)             1,088,307
   26,635  Medtronic, Inc.                         1,199,374
   30,913  St. Jude Medical, Inc. (b)              1,268,978
   20,311  Zimmer Holdings, Inc. (b)               1,202,411
                                                -------------
                                                   4,759,070
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 5.0%
   33,876  Cardinal Health, Inc.                   1,220,552
   19,480  McKesson Corp.                          1,280,226
                                                -------------
                                                   2,500,778
                                                -------------
           INDUSTRIAL CONGLOMERATES -- 2.7%
   74,104  General Electric Co.                    1,348,693
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              5.2%
   50,183  eBay, Inc. (b)                          1,352,432
   75,509  Yahoo!, Inc. (b)                        1,248,164
                                                -------------
                                                   2,600,596
                                                -------------
           MEDIA -- 5.3%
   39,927  Time Warner, Inc.                       1,248,517
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           MEDIA (Continued)
   40,130  Viacom, Inc., Class B (b)            $  1,379,670
                                                -------------
                                                   2,628,187
                                                -------------
           METALS & MINING -- 2.5%
   15,144  Freeport-McMoRan Copper & Gold,
              Inc.                                 1,265,130
                                                -------------
           MULTI-UTILITIES -- 2.3%
   38,619  Public Service Enterprise Group,
              Inc.                                 1,140,033
                                                -------------
           OIL, GAS & CONSUMABLE FUELS --
              7.5%
   16,337  Chevron Corp.                           1,238,835
   24,195  ConocoPhillips                          1,238,058
   19,755  Hess Corp.                              1,235,675
                                                -------------
                                                   3,712,568
                                                -------------
           PHARMACEUTICALS -- 14.8%
   22,075  Abbott Laboratories                     1,162,911
   48,787  Bristol-Myers Squibb Co.                1,302,613
   34,562  Eli Lilly & Co.                         1,251,835
   18,780  Johnson & Johnson                       1,224,456
   32,131  Merck & Co., Inc.                       1,200,093
   68,887  Pfizer, Inc.                            1,181,412
                                                -------------
                                                   7,323,320
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 2.6%
   58,150  Intel Corp.                             1,294,419
                                                -------------
           SOFTWARE -- 2.5%
   41,700  Microsoft Corp.                         1,220,559
                                                -------------
           SPECIALTY RETAIL -- 7.8%
   32,135  Best Buy Co., Inc.                      1,367,023
   54,142  Gap (The), Inc.                         1,251,222
   29,089  TJX (The) Cos., Inc.                    1,236,864
                                                -------------
                                                   3,855,109
                                                -------------
           TOBACCO -- 2.4%
   22,034  Reynolds American, Inc.                 1,189,395
                                                -------------

           TOTAL INVESTMENTS -- 99.9%             49,559,859
             (Cost $43,015,838) (c)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      58,494
                                                -------------
           NET ASSETS -- 100.0%                 $ 49,618,353
                                                =============


         See Notes to Quarterly Portfolio of Investments        Page 17

FIRST TRUST DB STRATEGIC VALUE INDEX FUND

MARCH 31, 2010 (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,750,698 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $206,677.


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $   49,559,859     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 18

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.8%
           AEROSPACE & DEFENSE -- 7.5%
    1,314  Argon ST, Inc. (b)                   $     34,966
    1,509  Ceradyne, Inc. (b)                         34,239
    1,408  L-3 Communications Holdings, Inc.         129,015
    1,619  Lockheed Martin Corp.                     134,733
    1,893  Orbital Sciences Corp. (b)                 35,986
    1,123  Precision Castparts Corp.                 142,295
    2,294  Raytheon Co.                              131,033
    2,308  Rockwell Collins, Inc.                    144,458
      645  Triumph Group, Inc.                        45,208
                                                -------------
                                                     831,933
                                                -------------
           BEVERAGES -- 1.0%
      967  Brown-Forman Corp., Class B                57,488
    1,248  Hansen Natural Corp. (b)                   54,138
                                                -------------
                                                     111,626
                                                -------------
           BIOTECHNOLOGY -- 3.5%
    2,217  Biogen Idec, Inc. (b)                     127,167
    1,579  Cubist Pharmaceuticals, Inc. (b)           35,591
    2,198  Genzyme Corp. (b)                         113,922
    1,606  Martek Biosciences Corp. (b)               36,151
    1,380  OSI Pharmaceuticals, Inc. (b)              82,179
                                                -------------
                                                     395,010
                                                -------------
           CAPITAL MARKETS -- 0.5%
    4,587  Apollo Investment Corp.                    58,393
                                                -------------
           CHEMICALS -- 2.1%
    1,112  Ashland, Inc.                              58,680
      487  CF Industries Holdings, Inc.               44,405
    1,098  Potash Corp. of Saskatchewan              131,046
                                                -------------
                                                     234,131
                                                -------------
           COMMERCIAL BANKS -- 4.8%
    3,904  Associated Banc-Corp.                      53,875
    2,393  Bank of Montreal                          145,255
    1,059  BOK Financial Corp.                        55,534
    7,221  KeyCorp                                    55,963
   19,303  Regions Financial Corp.                   151,529
    4,236  Susquehanna Bancshares, Inc.               41,555
    2,632  Whitney Holding Corp.                      36,295
                                                -------------
                                                     540,006
                                                -------------
           COMPUTERS & PERIPHERALS -- 0.4%
    1,477  Lexmark International, Inc.,
              Class A (b)                             53,290
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           DIVERSIFIED CONSUMER SERVICES --
              2.6%
    2,068  Apollo Group, Inc., Class A (b)      $    126,748
    5,879  H&R Block, Inc.                           104,646
      505  ITT Educational Services, Inc. (b)         56,802
                                                -------------
                                                     288,196
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.8%
    3,543  CenturyTel, Inc.                          125,635
    1,984  Consolidated Communications
              Holdings, Inc.                          37,616
    2,011  Iowa Telecommunications
              Services, Inc.                          33,584
                                                -------------
                                                     196,835
                                                -------------
           ELECTRIC UTILITIES -- 5.1%
    3,717  American Electric Power Co.,
              Inc.                                   127,047
    7,590  Duke Energy Corp.                         123,869
    1,029  IDACORP, Inc.                              35,624
    1,950  Northeast Utilities                        53,898
    2,969  Pepco Holdings, Inc.                       50,918
    3,283  Progress Energy, Inc.                     129,219
    2,309  Westar Energy, Inc.                        51,491
                                                -------------
                                                     572,066
                                                -------------
           ELECTRONIC EQUIPMENT,
              INSTRUMENTS & COMPONENTS -- 1.1%
      923  Dolby Laboratories, Inc.,
              Class A (b)                             54,152
    1,222  OSI Systems, Inc. (b)                      34,277
    3,364  Vishay Intertechnology, Inc. (b)           34,414
                                                -------------
                                                     122,843
                                                -------------
           ENERGY EQUIPMENT & SERVICES --
              0.8%
      955  Bristow Group, Inc. (b)                    36,032
      400  Core Laboratories N.V.                     52,320
                                                -------------
                                                      88,352
                                                -------------
           FOOD & STAPLES RETAILING -- 3.0%
    3,713  CVS Caremark Corp.                        135,747
      952  Nash Finch Co.                             32,035
    4,447  Sysco Corp.                               131,187
    1,230  United Natural Foods, Inc. (b)             34,600
                                                -------------
                                                     333,569
                                                -------------
           FOOD PRODUCTS -- 3.2%
    5,389  ConAgra Foods, Inc.                       135,102
    4,202  Del Monte Foods Co.                        61,349
    1,930  Flowers Foods, Inc.                        47,748
      769  J & J Snack Foods Corp.                    33,429


         See Notes to Quarterly Portfolio of Investments        Page 19

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           FOOD PRODUCTS (Continued)
      565  Lancaster Colony Corp.               $     33,313
      744  Ralcorp Holdings, Inc. (b)                 50,428
                                                -------------
                                                     361,369
                                                -------------
           GAS UTILITIES -- 0.3%
      850  South Jersey Industries, Inc.              35,692
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 7.4%
    2,190  Baxter International, Inc.                127,458
    1,615  Becton, Dickinson & Co.                   127,149
    1,494  C. R. Bard, Inc.                          129,410
    1,278  Cooper (The) Cos., Inc.                    49,689
    1,776  Cyberonics, Inc. (b)                       34,028
    1,650  Greatbatch, Inc. (b)                       34,964
    1,744  Immucor, Inc. (b)                          39,048
    1,225  Invacare Corp.                             32,511
    1,221  Kinetic Concepts, Inc. (b)                 58,376
    2,353  Stryker Corp.                             134,639
      847  Teleflex, Inc.                             54,267
                                                -------------
                                                     821,539
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 5.1%
      559  Amedisys, Inc. (b)                         30,868
    2,665  Humana, Inc. (b)                          124,642
    1,192  Lincare Holdings, Inc. (b)                 53,497
    1,924  Omnicare, Inc.                             54,430
    3,806  UnitedHealth Group, Inc.                  124,342
    1,530  Universal Health Services, Inc.,
              Class B                                 53,688
    2,063  WellPoint, Inc. (b)                       132,816
                                                -------------
                                                     574,283
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              4.8%
    1,382  Cheesecake Factory (The), Inc. (b)         37,397
      847  Cracker Barrel Old Country
              Store, Inc.                             39,284
    1,926  McDonald's Corp.                          128,503
      789  P.F. Chang's China Bistro, Inc. (b)        34,818
      666  Panera Bread Co., Class A (b)              50,942
    1,914  Royal Caribbean Cruises Ltd. (b)           63,143
       95  Steak n Shake (The) Co. (b)                36,221
    3,671  Yum! Brands, Inc.                         140,709
                                                -------------
                                                     531,017
                                                -------------
           HOUSEHOLD DURABLES -- 1.2%
    3,596  Sony Corp., ADR                           137,799
                                                -------------
           INSURANCE -- 7.2%
    2,496  Chubb (The) Corp.                         129,418
    2,119  CNA Financial Corp. (b)                    56,620


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           INSURANCE (Continued)
    8,407  Genworth Financial, Inc.,
              Class A (b)                       $    154,185
      143  Markel Corp. (b)                           53,576
    1,274  Mercury General Corp.                      55,699
      642  PartnerRe Ltd.                             51,180
    2,544  Prudential Financial, Inc.                153,912
      983  Transatlantic Holdings, Inc.               51,903
    1,404  Unitrin, Inc.                              39,382
    2,777  XL Capital Ltd., Class A                   52,485
                                                -------------
                                                     798,360
                                                -------------
           INTERNET & CATALOG RETAIL -- 0.5%
      775  Netflix, Inc. (b)                          57,149
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              0.3%
    2,961  SkillSoft PLC, ADR (b)                     30,558
                                                -------------
           IT SERVICES -- 4.1%
    3,025  Accenture PLC, Class A                    126,899
    2,267  Infosys Technologies Ltd., ADR            133,413
      988  International Business Machines
              Corp.                                  126,711
      585  MAXIMUS, Inc.                              35,644
    1,117  Wright Express Corp. (b)                   33,644
                                                -------------
                                                     456,311
                                                -------------
           LEISURE EQUIPMENT & PRODUCTS --
              0.8%
    3,991  Callaway Golf Co.                          35,200
    1,378  Hasbro, Inc.                               52,750
                                                -------------
                                                      87,950
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              1.5%
    1,667  PAREXEL International Corp. (b)            38,858
    2,592  Thermo Fisher Scientific, Inc. (b)        133,332
                                                -------------
                                                     172,190
                                                -------------
           MACHINERY -- 1.0%
      839  Bucyrus International, Inc.                55,366
    2,022  CNH Global N.V. (b)                        62,176
                                                -------------
                                                     117,542
                                                -------------
           MEDIA -- 5.0%
    7,996  Comcast Corp., Class A                    150,485
    3,991  DIRECTV, Class A (b)                      134,936
    1,675  Interactive Data Corp.                     53,600
    1,271  John Wiley & Sons, Inc., Class A           55,009
    1,129  Scholastic Corp.                           31,612
    3,501  Thomson Reuters Corp.                     127,086
                                                -------------
                                                     552,728
                                                -------------


         See Notes to Quarterly Portfolio of Investments        Page 20

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           METALS & MINING -- 0.5%
      677  Compass Minerals International,
              Inc.                              $     54,316
                                                -------------
           MULTILINE RETAIL -- 1.5%
    1,599  Big Lots, Inc. (b)                         58,236
    1,989  Dillard's, Inc., Class A                   46,940
    1,013  Dollar Tree, Inc. (b)                      59,990
                                                -------------
                                                     165,166
                                                -------------
           MULTI-UTILITIES -- 2.7%
    3,303  CMS Energy Corp.                           51,064
    2,986  PG&E Corp.                                126,666
    6,059  Xcel Energy, Inc.                         128,451
                                                -------------
                                                     306,181
                                                -------------
           OIL, GAS & CONSUMABLE FUELS --
              0.9%
    2,481  CONSOL Energy, Inc.                       105,839
                                                -------------
           PERSONAL PRODUCTS -- 1.6%
    1,856  Elizabeth Arden, Inc. (b)                  33,408
    2,162  Estee Lauder (The) Cos., Inc.,
              Class A                                140,249
                                                -------------
                                                     173,657
                                                -------------
           PHARMACEUTICALS -- 5.0%
    2,271  Abbott Laboratories                       119,636
    1,953  Johnson & Johnson                         127,335
    3,317  Merck & Co., Inc.                         123,890
    1,714  Novo Nordisk A/S, ADR                     132,184
    1,196  Watson Pharmaceuticals, Inc. (b)           49,957
                                                -------------
                                                     553,002
                                                -------------
           REAL ESTATE INVESTMENT TRUSTS --
              1.1%
    7,147  Annaly Capital Management, Inc.           122,786
                                                -------------
           ROAD & RAIL -- 0.6%
    2,628  Avis Budget Group, Inc. (b)                30,222
    2,310  Heartland Express, Inc.                    38,115
                                                -------------
                                                      68,337
                                                -------------
           SOFTWARE -- 0.4%
    6,881  Novell, Inc. (b)                           41,217
                                                -------------
           SPECIALTY RETAIL -- 3.8%
    1,144  Advance Auto Parts, Inc.                   47,956
      761  AutoZone, Inc. (b)                        131,721
    3,019  Finish Line (The), Inc., Class A           49,270
    1,116  Guess?, Inc.                               52,430
      782  Gymboree (The) Corp. (b)                   40,375
      797  Jos. A. Bank Clothiers, Inc. (b)           43,556
    2,454  RadioShack Corp.                          55,534
                                                -------------
                                                     420,842
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           TEXTILES, APPAREL & LUXURY GOODS
              -- 1.6%
    1,177  Carter's, Inc. (b)                   $     35,487
      327  Deckers Outdoor Corp. (b)                  45,126
    2,561  Gildan Activewear, Inc. (b)                67,329
      627  UniFirst Corp.                             32,290
                                                -------------
                                                     180,232
                                                -------------
           THRIFTS & MORTGAGE FINANCE --
              0.5%
    3,140  New York Community Bancorp, Inc.           51,936
                                                -------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 0.3%
    3,486  Aircastle Ltd.                             33,012
                                                -------------
           TRANSPORTATION INFRASTRUCTURE --
              0.3%
    2,467  Macquarie Infrastructure Co. LLC (b)       34,094
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 2.4%
    2,745  America Movil S.A.B. de C.V., ADR         138,183
    2,192  Leap Wireless International,
              Inc. (b)                                35,861
    1,358  NII Holdings, Inc. (b)                     56,574
    1,992  NTELOS Holdings Corp.                      35,438
                                                -------------
                                                     266,056
                                                -------------

           TOTAL COMMON STOCKS -- 99.8%
            (Cost $10,332,200)                    11,137,410

           MONEY MARKET FUND -- 0.1%
   10,184  Morgan Stanley Institutional
            Treasury Money Market Fund -
            0.01% (c)
             (Cost $10,184)                           10,184
                                                -------------

           TOTAL INVESTMENTS -- 99.9%             11,147,594
             (Cost $10,342,384) (d)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                       5,803
                                                -------------
           NET ASSETS -- 100.0%                 $ 11,153,397
                                                =============


         See Notes to Quarterly Portfolio of Investments        Page 21

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

MARCH 31, 2010 (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at March 31, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $883,507 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,297.

ADR    - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $   11,137,410     $    --       $    --
Money Market Fund            10,184          --            --
                     ---------------------------------------
Total Investments    $   11,147,594     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 22

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 5.8%
   14,414  Boeing (The) Co.                     $  1,046,601
   16,146  Elbit Systems Ltd.                      1,033,505
   13,699  General Dynamics Corp.                  1,057,563
   23,794  Honeywell International, Inc.           1,077,154
   12,093  Lockheed Martin Corp.                   1,006,379
   15,960  Northrop Grumman Corp.                  1,046,497
   18,155  Raytheon Co.                            1,037,014
   16,559  Rockwell Collins, Inc.                  1,036,428
   14,274  United Technologies Corp.               1,050,709
                                                -------------
                                                   9,391,850
                                                -------------
           AIR FREIGHT & LOGISTICS -- 0.7%
   16,205  United Parcel Service, Inc.,
              Class B                              1,043,764
                                                -------------
           AUTOMOBILES -- 0.6%
   28,743  Honda Motor Co., Ltd., ADR              1,014,340
                                                -------------
           BEVERAGES -- 2.0%
   17,975  Brown-Forman Corp., Class B             1,068,614
   19,004  Coca-Cola (The) Co.                     1,045,220
   15,630  PepsiCo, Inc.                           1,034,081
                                                -------------
                                                   3,147,915
                                                -------------
           CAPITAL MARKETS -- 0.7%
   39,787  Federated Investors, Inc., Class B      1,049,581
                                                -------------
           CHEMICALS -- 3.2%
   13,818  Air Products and Chemicals, Inc.        1,021,841
   27,426  E.I. du Pont de Nemours & Co.           1,021,344
   22,789  International Flavors &
              Fragrances, Inc.                     1,086,352
   15,829  PPG Industries, Inc.                    1,035,217
   12,629  Praxair, Inc.                           1,048,207
                                                -------------
                                                   5,212,961
                                                -------------
           COMMERCIAL BANKS -- 5.1%
   23,012  Bank of Hawaii Corp.                    1,034,389
   17,121  Bank of Montreal                        1,039,245
   20,817  Bank of Nova Scotia                     1,041,266
   19,486  BOK Financial Corp.                     1,021,846
   24,903  Commerce Bancshares, Inc.               1,024,510
   18,348  Cullen/Frost Bankers, Inc.              1,023,819
   17,744  Royal Bank of Canada                    1,035,362
   13,976  Toronto-Dominion (The) Bank             1,042,330
                                                -------------
                                                   8,262,767
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 1.9%
   29,286  Avery Dennison Corp.                    1,066,303
   36,419  Cintas Corp.                            1,023,010
   30,244  Waste Management, Inc.                  1,041,301
                                                -------------
                                                   3,130,614
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMUNICATIONS EQUIPMENT -- 0.7%
   68,595  Nokia Corp., ADR                     $  1,065,966
                                                -------------
           COMPUTERS & PERIPHERALS -- 0.6%
   32,614  Diebold, Inc.                           1,035,821
                                                -------------
           CONTAINERS & PACKAGING -- 1.3%
   34,722  Bemis Co., Inc.                           997,216
   33,359  Sonoco Products Co.                     1,027,123
                                                -------------
                                                   2,024,339
                                                -------------
           DISTRIBUTORS -- 0.6%
   24,176  Genuine Parts Co.                       1,021,194
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.6%
   39,260  AT&T, Inc.                              1,014,478
   29,461  CenturyTel, Inc.                        1,044,687
   14,486  Telefonica S.A., ADR                    1,029,955
   33,816  Verizon Communications, Inc.            1,048,972
                                                -------------
                                                   4,138,092
                                                -------------
           ELECTRIC UTILITIES -- 6.4%
   30,903  ALLETE, Inc.                            1,034,632
   63,044  Duke Energy Corp.                       1,028,878
   12,970  Entergy Corp.                           1,055,110
   23,386  Exelon Corp.                            1,024,541
   25,989  FirstEnergy Corp.                       1,015,910
   21,665  FPL Group, Inc.                         1,047,069
   53,536  Portland General Electric Co.           1,033,780
   25,983  Progress Energy, Inc.                   1,022,691
   31,303  Southern Co.                            1,038,008
   46,457  Westar Energy, Inc.                     1,035,991
                                                -------------
                                                  10,336,610
                                                -------------
           ELECTRICAL EQUIPMENT -- 2.0%
   22,380  Cooper Industries PLC                   1,072,897
   21,230  Emerson Electric Co.                    1,068,718
   20,306  Hubbell, Inc., Class B                  1,024,032
                                                -------------
                                                   3,165,647
                                                -------------
           FOOD & STAPLES RETAILING -- 1.3%
   35,802  Sysco Corp.                             1,056,159
   18,634  Wal-Mart Stores, Inc.                   1,036,050
                                                -------------
                                                   2,092,209
                                                -------------
           FOOD PRODUCTS -- 8.3%
   29,337  Campbell Soup Co.                       1,037,063
   39,681  ConAgra Foods, Inc.                       994,803
   14,202  General Mills, Inc.                     1,005,360
   22,108  H. J. Heinz Co.                         1,008,346
   24,171  Hershey (The) Co.                       1,034,760
   24,908  Hormel Foods Corp.                      1,046,385


         See Notes to Quarterly Portfolio of Investments        Page 23

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           FOOD PRODUCTS (Continued)
   17,129  J. M. Smucker (The) Co.              $  1,032,194
   19,137  Kellogg Co.                             1,022,490
   34,863  Kraft Foods, Inc., Class A              1,054,257
   17,367  Lancaster Colony Corp.                  1,023,958
   26,307  McCormick & Co., Inc.                   1,009,136
   74,566  Sara Lee Corp.                          1,038,704
   35,302  Unilever PLC, ADR                       1,033,643
                                                -------------
                                                  13,341,099
                                                -------------
           GAS UTILITIES -- 5.8%
   27,290  AGL Resources, Inc.                     1,054,759
   35,802  Atmos Energy Corp.                      1,022,863
   20,235  National Fuel Gas Co.                   1,022,879
   27,706  New Jersey Resources Corp.              1,040,637
   22,076  Northwest Natural Gas Co.               1,028,742
   37,123  Piedmont Natural Gas Co., Inc.          1,023,852
   24,660  South Jersey Industries, Inc.           1,035,473
   39,364  UGI Corp.                               1,044,721
   30,086  WGL Holdings, Inc.                      1,042,480
                                                -------------
                                                   9,316,406
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 1.9%
   12,933  Becton, Dickinson & Co.                 1,018,215
   22,631  Medtronic, Inc.                         1,019,074
   16,263  Teleflex, Inc.                          1,041,970
                                                -------------
                                                   3,079,259
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 1.3%
   28,640  Cardinal Health, Inc.                   1,031,899
   22,488  Owens & Minor, Inc.                     1,043,219
                                                -------------
                                                   2,075,118
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              1.3%
   15,460  McDonald's Corp.                        1,031,491
   27,168  Yum! Brands, Inc.                       1,041,350
                                                -------------
                                                   2,072,841
                                                -------------
           HOUSEHOLD DURABLES -- 1.9%
   48,117  Leggett & Platt, Inc.                   1,041,252
   68,776  Panasonic Corp., ADR                    1,053,648
   17,567  Stanley Black & Decker, Inc.            1,008,522
                                                -------------
                                                   3,103,422
                                                -------------
           HOUSEHOLD PRODUCTS -- 2.6%
   15,965  Clorox (The) Co.                        1,023,995
   12,201  Colgate-Palmolive Co.                   1,040,257
   16,452  Kimberly-Clark Corp.                    1,034,502
   16,225  Procter & Gamble (The) Co.              1,026,556
                                                -------------
                                                   4,125,310
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           INDUSTRIAL CONGLOMERATES -- 0.7%
   12,664  3M Co.                               $  1,058,331
                                                -------------
           INSURANCE -- 6.5%
   19,768  ACE Ltd.                                1,033,867
   41,509  Arthur J. Gallagher & Co.               1,019,046
   20,051  Chubb (The) Corp.                       1,039,644
   36,138  Cincinnati Financial Corp.              1,044,388
   24,814  Erie Indemnity Co., Class A             1,070,228
   12,939  Everest Re Group Ltd.                   1,047,153
   23,964  Mercury General Corp.                   1,047,706
   13,156  PartnerRe Ltd.                          1,048,796
   18,231  RLI Corp.                               1,039,532
   19,413  Travelers (The) Cos., Inc.              1,047,137
                                                -------------
                                                  10,437,497
                                                -------------
           IT SERVICES -- 1.9%
   24,427  Accenture PLC, Class A                  1,024,713
   23,120  Automatic Data Processing, Inc.         1,028,146
   31,872  Paychex, Inc.                             978,470
                                                -------------
                                                   3,031,329
                                                -------------
           LEISURE EQUIPMENT & PRODUCTS -- 0.6%
   27,097  Hasbro, Inc.                            1,037,273
                                                -------------
           MACHINERY -- 3.9%
   17,268  Deere & Co.                             1,026,755
   22,328  Dover Corp.                             1,043,834
   13,699  Eaton Corp.                             1,037,973
   22,080  Illinois Tool Works, Inc.               1,045,709
   26,528  Pall Corp.                              1,074,119
   24,087  Snap-on, Inc.                           1,043,931
                                                -------------
                                                   6,272,321
                                                -------------
           MEDIA -- 2.6%
   32,409  Interactive Data Corp.                  1,037,088
   28,560  Thomson Reuters Corp.                   1,036,728
   33,135  Time Warner, Inc.                       1,036,131
    2,304  Washington Post (The) Co., Class B      1,023,391
                                                -------------
                                                   4,133,338
                                                -------------
           MULTI-UTILITIES -- 7.8%
   31,570  Alliant Energy Corp.                    1,050,018
   23,418  Consolidated Edison, Inc.               1,043,038
   25,827  Dominion Resources, Inc.                1,061,748
   47,219  MDU Resources Group, Inc.               1,018,986
   29,521  NSTAR                                   1,045,634
   26,858  OGE Energy Corp.                        1,045,850
   24,104  PG&E Corp.                              1,022,492
   27,464  SCANA Corp.                             1,032,372
   20,602  Sempra Energy                           1,028,040
   43,403  Vectren Corp.                           1,072,922


         See Notes to Quarterly Portfolio of Investments        Page 24

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           MULTI-UTILITIES (Continued)
   20,639  Wisconsin Energy Corp.               $  1,019,773
   48,207  Xcel Energy, Inc.                       1,021,988
                                                -------------
                                                  12,462,861
                                                -------------
           OFFICE ELECTRONICS -- 0.7%
   22,645  CANON, Inc., ADR                        1,046,425
                                                -------------
           OIL, GAS & CONSUMABLE FUELS --
              5.2%
   18,073  BP PLC, ADR                             1,031,426
   13,920  Chevron Corp.                           1,055,554
   19,894  ConocoPhillips                          1,017,976
   21,711  Enbridge, Inc.                          1,036,700
   15,476  Exxon Mobil Corp.                       1,036,583
   17,790  Royal Dutch Shell PLC, ADR              1,029,329
   18,085  Total S.A., ADR                         1,049,292
   28,521  TransCanada Corp.                       1,048,432
                                                -------------
                                                   8,305,292
                                                -------------
           PHARMACEUTICALS -- 5.7%
   19,240  Abbott Laboratories                     1,013,563
   39,141  Bristol-Myers Squibb Co.                1,045,065
   28,365  Eli Lilly & Co.                         1,027,380
   26,569  GlaxoSmithKline PLC, ADR                1,023,438
   15,921  Johnson & Johnson                       1,038,049
   27,062  Merck & Co., Inc.                       1,010,766
   18,941  Novartis AG, ADR                        1,024,708
   60,435  Pfizer, Inc.                            1,036,460
   27,139  Sanofi-Aventis, ADR                     1,013,913
                                                -------------
                                                   9,233,342
                                                -------------
           REAL ESTATE INVESTMENT TRUSTS --
              1.3%
   11,291  Public Storage                          1,038,659
   34,445  Washington Real Estate
              Investment Trust                     1,052,295
                                                -------------
                                                   2,090,954
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.6%
   46,624  Intel Corp.                             1,037,850
                                                -------------
           SOFTWARE -- 0.6%
   35,015  Microsoft Corp.                         1,024,889
                                                -------------
           SPECIALTY RETAIL -- 1.3%
   31,725  Home Depot (The), Inc.                  1,026,304
   15,762  Sherwin-Williams (The) Co.              1,066,772
                                                -------------
                                                   2,093,076
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 0.6%
   12,923  VF Corp.                                1,035,778
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           THRIFTS & MORTGAGE FINANCE -- 0.6%
   27,247  Capitol Federal Financial            $  1,020,673
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 0.7%
   46,086  Vodafone Group PLC, ADR                 1,073,343
                                                -------------

           TOTAL INVESTMENTS -- 99.9%            160,641,697
             (Cost $134,671,911) (b)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     108,171
                                                -------------
           NET ASSETS -- 100.0%                 $160,749,868
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,504,061 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $534,275.

ADR    - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $  160,641,697     $    --       $    --
                     ===========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 25

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (b) -- 100.0%
           AIR FREIGHT & LOGISTICS -- 3.1%
    5,171  C.H. Robinson Worldwide, Inc.        $    288,800
    7,580  Expeditors International of
              Washington, Inc.                       279,854
                                                -------------
                                                     568,654
                                                -------------
           BIOTECHNOLOGY -- 10.7%
    4,868  Amgen, Inc. (c)                           290,912
    4,908  Biogen Idec, Inc. (c)                     281,523
    4,550  Celgene Corp. (c)                         281,918
    4,046  Cephalon, Inc. (c)                        274,238
    4,928  Genzyme Corp. (c)                         255,418
    6,114  Gilead Sciences, Inc. (c)                 278,065
    6,851  Vertex Pharmaceuticals, Inc. (c)          280,000
                                                -------------
                                                   1,942,074
                                                -------------
           CHEMICALS -- 1.6%
    5,349  Sigma-Aldrich Corp.                       287,027
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              3.2%
   10,404  Cintas Corp.                              292,248
    5,263  Stericycle, Inc. (c)                      286,834
                                                -------------
                                                     579,082
                                                -------------
           CONSTRUCTION & ENGINEERING -- 1.6%
   10,863  Foster Wheeler AG (c)                     294,822
                                                -------------
           DIVERSIFIED CONSUMER SERVICES --
              1.5%
    4,546  Apollo Group, Inc., Class A (c)           278,624
                                                -------------
           ELECTRICAL EQUIPMENT -- 1.7%
    2,583  First Solar, Inc. (c)                     316,805
                                                -------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.3%
   37,713  Flextronics International Ltd. (c)        295,670
   10,712  FLIR Systems, Inc. (c)                    302,078
                                                -------------
                                                     597,748
                                                -------------
           FOOD & STAPLES RETAILING -- 1.6%
    4,819  Costco Wholesale Corp.                    287,742
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 4.8%
    8,572  DENTSPLY International, Inc.              298,734
   15,675  Hologic, Inc. (c)                         290,615
      838  Intuitive Surgical, Inc. (c)              291,733
                                                -------------
                                                     881,082
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 4.9%
    2,903  Express Scripts, Inc. (c)                 295,410
    5,078  Henry Schein, Inc. (c)                    299,094


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           HEALTH CARE PROVIDERS & SERVICES
              (Continued)
    9,483  Patterson Cos., Inc. (c)             $    294,447
                                                -------------
                                                     888,951
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              3.3%
   11,711  Starbucks Corp. (c)                       284,226
    4,078  Wynn Resorts Ltd.                         309,235
                                                -------------
                                                     593,461
                                                -------------
           HOUSEHOLD DURABLES -- 1.7%
    8,100  Garmin Ltd.                               311,688
                                                -------------
           INTERNET & CATALOG RETAIL -- 6.8%
    2,243  Amazon.com, Inc. (c)                      304,443
   12,898  Expedia, Inc.                             321,934
   20,017  Liberty Media Corp. -
              Interactive, Class A (c)               306,460
    1,224  priceline.com, Inc. (c)                   312,120
                                                -------------
                                                   1,244,957
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              1.6%
   10,759  eBay, Inc. (c)                            289,955
                                                -------------
           IT SERVICES -- 4.7%
    6,562  Automatic Data Processing, Inc.           291,812
    5,775  Fiserv, Inc. (c)                          293,139
    9,097  Paychex, Inc.                             279,278
                                                -------------
                                                     864,229
                                                -------------
           LEISURE EQUIPMENT & PRODUCTS --
              1.6%
   12,620  Mattel, Inc.                              286,979
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              4.7%
    7,344  Illumina, Inc. (c)                        285,681
    5,488  Life Technologies Corp. (c)               286,858
   12,713  QIAGEN N.V. (c)                           292,272
                                                -------------
                                                     864,811
                                                -------------
           MACHINERY -- 3.3%
    5,321  Joy Global, Inc.                          301,169
    6,927  PACCAR, Inc.                              300,216
                                                -------------
                                                     601,385
                                                -------------
           MEDIA -- 8.3%
   16,695  Comcast Corp., Class A                    314,200
    8,739  DIRECTV, Class A (c)                      295,465
   13,989  DISH Network Corp., Class A               291,251
   20,919  News Corp., Class A                       301,443
   17,430  Virgin Media, Inc.                        300,842
                                                -------------
                                                   1,503,201
                                                -------------


         See Notes to Quarterly Portfolio of Investments        Page 26

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (b) (Continued)
           MULTILINE RETAIL -- 1.7%
    2,824  Sears Holdings Corp. (c)             $    306,206
                                                -------------
           PHARMACEUTICALS -- 4.8%
   12,990  Mylan, Inc. (b)                           295,003
    4,643  Teva Pharmaceutical Industries
              Ltd., ADR                              292,880
   11,545  Warner Chilcott PLC, Class A (c)          294,975
                                                -------------
                                                     882,858
                                                -------------
           ROAD & RAIL -- 1.6%
    8,150  J.B. Hunt Transport Services, Inc.        292,422
                                                -------------
           SOFTWARE -- 3.3%
   24,738  Activision Blizzard, Inc.                 298,340
   15,879  Electronic Arts, Inc. (c)                 296,302
                                                -------------
                                                     594,642
                                                -------------
           SPECIALTY RETAIL -- 8.1%
    6,668  Bed Bath & Beyond, Inc. (c)               291,792
    6,968  O'Reilly Automotive, Inc. (c)             290,635
    5,413  Ross Stores, Inc.                         289,433
   12,338  Staples, Inc.                             288,586
    8,221  Urban Outfitters, Inc. (c)                312,645
                                                -------------
                                                   1,473,091
                                                -------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 1.6%
    6,229  Fastenal Co.                              298,930
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 4.9%
    3,281  Millicom International Cellular
              S.A.                                   292,501
    7,280  NII Holdings, Inc. (c)                    303,285
   12,967  Vodafone Group PLC, ADR                   302,001
                                                -------------
                                                     897,787
                                                -------------

           TOTAL COMMON STOCKS -- 100.0%
            (Cost $16,504,517)                    18,229,213

           MONEY MARKET FUND -- 0.0%
    8,024  Morgan Stanley Institutional
            Treasury Money Market Fund -
            0.01% (d)
             (Cost $8,024)                             8,024
                                                -------------

           TOTAL INVESTMENTS -- 100.0%            18,237,237
             (Cost $16,512,541) (e)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      (3,035)
                                                -------------
           NET ASSETS -- 100.0%                 $ 18,234,202
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.
(c)    Non-income producing security.
(d)    Represents annualized 7-day yield at March 31, 2010.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,885,620 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $160,924.

ADR    - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $   18,229,213     $    --       $    --
Money Market Fund             8,024          --            --
                     ------------------------------------------
Total Investments    $   18,237,237     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 27

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010   (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           AEROSPACE & DEFENSE -- 2.2%
   62,791  Hexcel Corp. (b)                     $    906,702
                                                -------------
           AUTO COMPONENTS -- 0.4%
   53,189  Ballard Power Systems, Inc. (b)           142,015
                                                -------------
           BIOTECHNOLOGY -- 0.5%
   16,870  Metabolix, Inc. (b)                       205,477
                                                -------------
           CHEMICALS -- 2.1%
   26,781  STR Holdings, Inc. (b)                    629,353
   22,292  Zoltek Cos., Inc. (b)                     214,895
                                                -------------
                                                     844,248
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              1.1%
   15,531  EnerNOC, Inc. (b)                         460,960
                                                -------------
           ELECTRICAL EQUIPMENT -- 33.5%
   66,386  A123 Systems, Inc. (b)                    912,144
   43,333  Advanced Battery Technologies,
              Inc. (b)                               168,999
   29,009  American Superconductor Corp. (b)         838,360
   30,178  Baldor Electric Co.                     1,128,657
   69,106  Broadwind Energy, Inc. (b)                308,904
   27,666  Canadian Solar, Inc. (b)                  672,837
  155,748  Capstone Turbine Corp. (b)                197,800
   78,451  Ener1, Inc. (b)                           371,073
   29,630  Energy Conversion Devices, Inc. (b)       232,003
  134,595  Evergreen Solar, Inc. (b)                 152,092
   28,260  First Solar, Inc. (b)                   3,466,089
   54,634  FuelCell Energy, Inc. (b)                 154,068
   93,063  GT Solar International, Inc. (b)          486,719
   84,908  JA Solar Holdings Co., Ltd., ADR (b)      476,334
   45,903  Satcon Technology Corp. (b)               111,544
   26,813  Solarfun Power Holdings Co.,
              Ltd., ADR (b)                          209,410
   35,584  SunPower Corp., Class A (b)               672,538
   83,260  Suntech Power Holdings Co.,
              Ltd., ADR (b)                        1,167,305
   39,962  Trina Solar Ltd., ADR (b)                 975,472
   23,265  UQMTechnologies, Inc. (b)                  97,946
   62,797  Yingli Green Energy Holding Co.,
              Ltd., ADR (b)                          800,034
                                                -------------
                                                  13,600,328
                                                -------------
           ELECTRONIC EQUIPMENT &
              INSTRUMENTS -- 10.7%
  110,264  AVX Corp.                               1,565,749
   16,016  Comverge, Inc. (b)                        181,141
   26,546  Echelon Corp. (b)                         238,117
   22,351  Itron, Inc. (b)                         1,622,012


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           ELECTRONIC EQUIPMENT &
              INSTRUMENTS (Continued)
   17,048  Maxwell Technologies, Inc. (b)       $    211,225
   57,125  Power-One, Inc. (b)                       241,067
   23,806  Universal Display Corp. (b)               280,197
                                                -------------
                                                   4,339,508
                                                -------------
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 2.0%
   29,420  Ormat Technologies, Inc.                  827,879
                                                -------------
           MACHINERY -- 1.4%
   17,125  ESCO Technologies, Inc.                   544,746
                                                -------------
           OIL, GAS & CONSUMABLE FUELS --
              0.7%
   20,299  Green Plains Renewable Energy,
              Inc. (b)                               289,667
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 45.5%
    4,645  Aixtron AG, ADR                           165,733
   44,122  Cree, Inc. (b)                          3,098,247
   80,516  Fairchild Semiconductor
              International, Inc., Class A (b)       857,495
   46,033  International Rectifier Corp. (b)       1,054,156
   20,292  IXYS Corp. (b)                            173,294
   57,792  LDK Solar Co., Ltd., ADR (b)              379,115
  110,150  Linear Technology Corp.                 3,115,042
  123,566  MEMC Electronic Materials, Inc. (b)     1,894,267
   53,720  Microsemi Corp. (b)                       931,505
  150,698  National Semiconductor Corp.            2,177,586
   23,434  O2Micro International Ltd., ADR (b)       160,523
  271,021  ON Semiconductor Corp. (b)              2,168,168
   17,844  Power Integrations, Inc.                  735,173
   30,882  Renesola Ltd., ADR (b)                    182,821
   13,104  Rubicon Technology, Inc. (b)              264,701
   25,862  Veeco Instruments, Inc. (b)             1,124,997
                                                -------------
                                                  18,482,823
                                                -------------

           TOTAL INVESTMENTS -- 100.1%            40,644,353
             (Cost $38,179,270) (c)
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (20,564)
                                                -------------
           NET ASSETS -- 100.0%                 $ 40,623,789
                                                =============


         See Notes to Quarterly Portfolio of Investments        Page 28

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

MARCH 31, 2010   (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,322,879 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,857,796.

ADR    - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $   40,644,353     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 29

FIRST TRUST S&P REIT INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010   (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (b) -- 99.8%
           DIVERSIFIED REITS -- 8.6%
    8,696  CapLease, Inc.                       $     48,263
   11,189  Colonial Properties Trust                 144,114
   17,020  Cousins Properties, Inc.                  141,436
    1,445  Gladstone Commercial Corp.                 20,880
   12,408  Investors Real Estate Trust               111,920
   19,029  Liberty Property Trust                    645,844
    3,045  PS Business Parks, Inc.                   162,603
   26,602  Vornado Realty Trust                    2,013,771
   10,093  Washington Real Estate
              Investment Trust                       308,341
    2,892  Winthrop Realty Trust, Inc.                34,820
                                                -------------
                                                   3,631,992
                                                -------------
           INDUSTRIAL REITS -- 5.8%
   25,176  AMB Property Corp.                        685,794
   35,105  DCT Industrial Trust, Inc.                183,599
    7,158  DuPont Fabros Technology, Inc.            154,541
    4,525  EastGroup Properties, Inc.                170,774
    9,251  First Industrial Realty Trust,
              Inc. (c)                                71,788
    6,111  First Potomac Realty Trust                 91,848
    4,774  Monmouth Real Estate Investment
              Corp., Class A                          40,149
   80,016  ProLogis                                1,056,211
                                                -------------
                                                   2,454,704
                                                -------------
           OFFICE REITS -- 17.0%
    7,473  Alexandria Real Estate Equities,
              Inc.                                   505,175
   16,762  BioMed Realty Trust, Inc.                 277,244
   23,449  Boston Properties, Inc.                 1,768,993
   21,707  Brandywine Realty Trust                   265,042
    9,852  Corporate Office Properties Trust         395,361
   13,142  Digital Realty Trust, Inc.                712,296
   20,521  Douglas Emmett, Inc.                      315,408
   37,835  Duke Realty Corp.                         469,154
   11,428  Franklin Street Properties Corp.          164,906
   12,042  Highwoods Properties, Inc.                382,093
   42,773  HRPT Properties Trust                     332,774
    7,272  Kilroy Realty Corp.                       224,269
   17,284  Lexington Realty Trust                    112,519
   13,362  Mack-Cali Realty Corp.                    471,011
    3,233  Mission West Properties, Inc.              22,243
    3,640  Parkway Properties, Inc.                   68,359
   13,132  SL Green Realty Corp.                     752,070
                                                -------------
                                                   7,238,917
                                                -------------
           RESIDENTIAL REITS -- 15.3%
    8,809  American Campus Communities, Inc.         243,657
   19,766  Apartment Investment &
              Management Co., Class A                363,892


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           RESIDENTIAL REITS  (Continued)
    3,362  Associated Estates Realty Corp.      $     46,362
   13,760  AvalonBay Communities, Inc.             1,188,176
    9,312  BRE Properties, Inc.                      332,904
   10,829  Camden Property Trust                     450,811
    9,567  Education Realty Trust, Inc.               54,915
    5,121  Equity Lifestyle Properties, Inc.         275,920
   47,564  Equity Residential                      1,862,131
    4,913  Essex Property Trust, Inc.                441,924
    5,900  Home Properties, Inc.                     276,120
    4,909  Mid-America Apartment
              Communities, Inc.                      254,237
    8,200  Post Properties, Inc.                     180,564
    2,823  Sun Communities, Inc.                      71,140
   26,233  UDR, Inc.                                 462,750
                                                -------------
                                                   6,505,503
                                                -------------
           RETAIL REITS -- 25.0%
    6,768  Acadia Realty Trust                       120,876
    1,383  Agree Realty Corp.                         31,615
      345  Alexander's, Inc. (c)                     103,200
   23,268  CBL & Associates Properties, Inc.         318,772
    9,119  Cedar Shopping Centers, Inc.               72,131
   37,069  Developers Diversified Realty Corp.       451,130
    5,920  Equity One, Inc.                          111,829
   10,336  Federal Realty Investment Trust           752,564
    2,967  Getty Realty Corp.                         69,428
   11,595  Glimcher Realty Trust                      58,787
   12,108  Inland Real Estate Corp.                  110,788
   68,430  Kimco Realty Corp.                      1,070,245
   10,629  Kite Realty Group Trust                    50,275
   16,545  Macerich (The) Co.                        633,839
   13,991  National Retail Properties, Inc.          319,415
    6,698  Pennsylvania Real Estate
              Investment Trust                        83,524
    5,195  Ramco-Gershenson Properties Trust          58,496
   17,616  Realty Income Corp.                       540,635
   13,762  Regency Centers Corp.                     515,662
    2,097  Saul Centers, Inc.                         86,816
   48,931  Simon Property Group, Inc.              4,105,311
    6,823  Tanger Factory Outlet Centers, Inc.       294,481
    5,135  Taubman Centers, Inc.                     204,989
    3,627  Urstadt Biddle Properties, Inc.,
              Class A                                 57,343
   17,630  Weingarten Realty Investors               380,103
                                                -------------
                                                  10,602,254
                                                -------------
           SPECIALIZED REITS -- 28.1%
    9,720  Ashford Hospitality Trust (c)              69,692


         See Notes to Quarterly Portfolio of Investments        Page 30

FIRST TRUST S&P REIT INDEX FUND

MARCH 31, 2010   (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (b) (Continued)
           SPECIALIZED REITs --(Continued)
    5,816  Cogdell Spencer, Inc.                $     43,038
   20,957  DiamondRock Hospitality Co.               211,875
    7,219  Entertainment Properties Trust            296,917
   14,633  Extra Space Storage, Inc.                 185,546
   10,915  FelCor Lodging Trust, Inc. (c)             62,216
   49,582  HCP, Inc.                               1,636,206
   20,871  Health Care REIT, Inc.                    943,995
   10,359  Healthcare Realty Trust, Inc.             241,261
   15,420  Hersha Hospitality Trust                   79,876
   20,819  Hospitality Properties Trust              498,615
  110,216  Host Hotels & Resorts, Inc. (c)         1,614,664
   11,643  LaSalle Hotel Properties                  271,282
    3,934  LTC Properties, Inc.                      106,454
   13,569  Medical Properties Trust, Inc.            142,203
    4,662  National Health Investors, Inc.           180,699
   19,813  Nationwide Health Properties, Inc.        696,427
   14,974  Omega Healthcare Investors, Inc.          291,843
   22,894  Public Storage                          2,106,019
   21,493  Senior Housing Properties Trust           476,070
    4,644  Sovran Self Storage, Inc.                 161,890
   12,714  Strategic Hotels & Resorts, Inc. (c)       54,035
   16,553  Sunstone Hotel Investors, Inc. (c)        184,897
    2,008  Universal Health Realty Income
              Trust                                   70,963
   13,161  U-Store-It Trust                           94,759
   26,442  Ventas, Inc.                            1,255,466
                                                -------------
                                                  11,976,908
                                                -------------

           TOTAL COMMON STOCKS -- 99.8%
            (Cost $37,552,648)                    42,410,278

           MONEY MARKET FUND -- 0.1%
   46,238  Morgan Stanley Institutional
            Treasury Money Market Fund -
            0.01% (d)
             (Cost $46,238)                           46,238
                                                -------------

           TOTAL INVESTMENTS -- 99.9%             42,456,516
             (Cost $37,598,886) (e)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      22,189
                                                -------------
           NET ASSETS -- 100.0%                 $ 42,478,705
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) The industry classification is based upon Standard & Poor's Global Industry Classification Standard (GICS).
(c)   Non-income producing security.
(d)   Represents annualized 7-day yield at March 31, 2010.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,859,799 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,169.


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $   42,410,278     $    --       $    --
Money Market Fund            46,238          --            --
                     ------------------------------------------
Total Investments    $   42,456,516     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 31

FIRST TRUST ISE WATER INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 3.9%
   30,779  ITT Corp.                            $  1,650,062
                                                -------------
           CHEMICALS -- 9.7%
   30,184  Ashland, Inc.                           1,592,810
   56,161  Calgon Carbon Corp. (b)                   961,476
   65,719  Nalco Holding Co.                       1,598,943
                                                -------------
                                                   4,153,229
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              3.2%
   60,253  Tetra Tech, Inc. (b)                    1,388,229
                                                -------------
           CONSTRUCTION & ENGINEERING -- 6.8%
   31,384  Aecom Technology Corp. (b)                890,364
   60,263  Insituform Technologies, Inc.,
              Class A (b)                          1,603,598
   18,414  Northwest Pipe Co. (b)                    402,346
                                                -------------
                                                   2,896,308
                                                -------------
           DIVERSIFIED FINANCIAL SERVICES --
              2.1%
   23,899  PICO Holdings, Inc. (b)                   888,804
                                                -------------
           ELECTRICAL EQUIPMENT -- 5.4%
   27,793  Franklin Electric Co., Inc.               833,512
   25,425  Roper Industries, Inc.                  1,470,582
                                                -------------
                                                   2,304,094
                                                -------------
           ELECTRONIC EQUIPMENT &
              INSTRUMENTS -- 4.2%
   26,640  Agilent Technologies, Inc. (b)            916,150
   12,255  Itron, Inc. (b)                           889,345
                                                -------------
                                                   1,805,495
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              4.9%
   19,675  Millipore Corp. (b)                     2,077,680
                                                -------------
           MACHINERY -- 32.4%
   20,779  Badger Meter, Inc.                        800,199
   21,909  Danaher Corp.                           1,750,748
   73,330  Energy Recovery, Inc. (b)                 461,979
  171,358  Flow International Corp. (b)              515,788
    8,236  Flowserve Corp.                           908,184
   50,730  IDEX Corp.                              1,679,163
   22,193  Lindsay Corp.                             919,012
  229,985  Mueller Water Products, Inc.,
              Class A                              1,099,328
   34,202  Pall Corp.                              1,384,839
   50,166  Pentair, Inc.                           1,786,913
   14,654  Valmont Industries, Inc.                1,213,791


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           MACHINERY (Continued)
   43,688  Watts Water Technologies, Inc.,
              Class A                           $  1,356,949
                                                -------------
                                                  13,876,893
                                                -------------
           METALS & MINING -- 1.8%
   28,798  AMCOL International Corp.                 783,306
                                                -------------
           MULTI-UTILITIES -- 3.9%
   47,972  Veolia Environment, ADR                 1,658,392
                                                -------------
           WATER UTILITIES -- 21.6%
   33,967  American States Water Co.               1,178,655
   71,556  American Water Works Co., Inc.          1,557,059
   92,787  Aqua America, Inc.                      1,630,268
   36,750  California Water Service Group          1,382,167
   87,193  Cascal N.V.                               635,637
   40,472  Companhia de Saneamento Basico
              do Estado de Sao Paulo, ADR (b)      1,489,370
   38,495  Consolidated Water Co., Ltd.              522,762
   81,437  Southwest Water Co.                       850,202
                                                -------------
                                                   9,246,120
                                                -------------

           TOTAL COMMON STOCKS -- 99.9%
             (Cost $42,707,881)                   42,728,612

           MONEY MARKET FUND -- 0.0%
      455  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $455)                                455
                                                -------------

           TOTAL INVESTMENTS -- 99.9%             42,729,067
             (Cost $42,708,336) (d)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      54,297
                                                -------------
           NET ASSETS -- 100.0%                 $ 42,783,364
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at March 31, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,861,394 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,840,663.

ADR    - American Depositary Receipt


         See Notes to Quarterly Portfolio of Investments        Page 32

FIRST TRUST ISE WATER INDEX FUND

MARCH 31, 2010 (Unaudited)


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $   42,728,612     $    --       $    --
Money Market Fund               455          --            --
                     ------------------------------------------
Total Investments    $   42,729,067     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 33

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


    SHARES  DESCRIPTION                                VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            GAS UTILITIES -- 3.5%
   359,066  Questar Corp.                       $ 15,511,651
                                                -------------

            OIL, GAS & CONSUMABLE FUELS
               -- 96.5%
   217,886  Anadarko Petroleum Corp.              15,868,637
   146,920  Apache Corp.                          14,912,380
   375,022  Cabot Oil & Gas Corp.                 13,800,810
   632,468  Carrizo Oil & Gas, Inc. (b)           14,515,141
   612,256  Chesapeake Energy Corp.               14,473,732
   251,484  Cimarex Energy Co.                    14,933,120
17,441,004  Compton Petroleum Corp. (b)           16,394,544
10,901,344  Delta Petroleum Corp. (b)             15,370,895
   222,561  Devon Energy Corp.                    14,339,605
   468,734  EnCana Corp.                          14,544,816
   160,882  EOG Resources, Inc.                   14,952,373
   799,683  EXCO Resources, Inc.                  14,698,173
   533,588  Forest Oil Corp. (b)                  13,777,242
 1,636,914  GMX Resources, Inc. (b)               13,455,433
   866,819  Goodrich Petroleum Corp. (b)          13,557,049
   572,281  Linn Energy LLC                       14,719,067
   996,703  Mariner Energy, Inc. (b)              14,920,644
   286,402  Newfield Exploration Co. (b)          14,907,224
   212,079  Noble Energy, Inc.                    15,481,767
   707,429  Petrohawk Energy Corp. (b)            14,346,660
   297,431  Pioneer Natural Resources Co.         16,751,314
 1,012,126  Quicksilver Resources, Inc. (b)       14,240,613
   305,814  Range Resources Corp.                 14,333,502
   353,883  Southwestern Energy Co. (b)           14,410,116
   676,045  Statoilhydro ASA, ADR                 15,772,130
   843,070  Stone Energy Corp. (b)                14,964,492
   851,760  Talisman Energy, Inc.                 14,531,026
   323,147  Ultra Petroleum Corp. (b)             15,068,345
   333,294  XTO Energy, Inc.                      15,724,811
                                                -------------
                                                 429,765,661
                                                -------------

            TOTAL COMMON STOCKS -- 100.0%
            (Cost $415,485,579)                  445,277,312

            MONEY MARKET FUND -- 0.1%
   309,845  Morgan Stanley Institutional
             Treasury Money Market Fund
             - 0.01% (c)
              (Cost $309,845)                        309,845
                                                -------------


            DESCRIPTION                                VALUE
            -------------------------------------------------

            TOTAL INVESTMENTS -- 100.1%         $445,587,157
              (Cost $415,795,424) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                 (311,405)
                                                -------------
            NET ASSETS -- 100.0%                $445,275,752
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at March 31, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $41,660,429 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,868,696.

ADR    - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $  445,277,312     $    --       $    --
Money Market Fund           309,845          --            --
                     ------------------------------------------
Total Investments    $  445,587,157     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 34

FIRST TRUST ISE CHINDIA INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010  (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           BIOTECHNOLOGY -- 0.6%
  144,699  Sinovac Biotech Ltd. (b)             $    855,171
                                                -------------
           CHEMICALS -- 0.7%
   25,313  Sinopec Shanghai Petrochemical
              Co., Ltd., ADR (b)                   1,003,407
                                                -------------
           COMMERCIAL BANKS -- 14.9%
   76,654  HDFC Bank Ltd., ADR                    10,684,801
  274,721  ICICI Bank Ltd., ADR                   11,730,587
                                                -------------
                                                  22,415,388
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 0.6%
   35,663  Rino International Corp. (b)              846,283
                                                -------------
           DIVERSIFIED CONSUMER SERVICES --
              0.7%
   12,899  New Oriental Education &
              Technology Group, Inc., ADR (b)      1,102,993
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 3.9%
   22,984  China Telecom Corp., Ltd., ADR          1,125,986
  218,977  China Unicom (Hong Kong) Ltd., ADR      2,441,593
  188,038  Tata Communications Ltd., ADR           2,333,552
                                                -------------
                                                   5,901,131
                                                -------------
           ELECTRICAL EQUIPMENT -- 4.7%
   56,471  A-Power Energy Generation
              Systems Ltd. (b)                       605,369
   45,331  Harbin Electric, Inc. (b)                 978,696
  216,266  JA Solar Holdings Co., Ltd.,
              ADR (b)                              1,213,252
  169,421  Suntech Power Holdings Co.,
              Ltd., ADR (b)                        2,375,283
   41,374  Trina Solar Ltd., ADR (b)               1,009,939
   64,556  Yingli Green Energy Holding
              Co., Ltd., ADR (b)                     822,444
                                                -------------
                                                   7,004,983
                                                -------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 0.8%
   31,275  Mindray Medical International
              Ltd., ADR                            1,139,036
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              3.5%
   78,191  Ctrip.com International Ltd.,
              ADR (b)                              3,065,087
   27,055  Home Inns & Hotels Management,
              Inc., ADR (b)                          885,781


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           HOTELS, RESTAURANTS & LEISURE
              (Continued)
  263,552  Melco Crown Entertainment Ltd.,
              ADR (b)                           $  1,270,321
                                                -------------
                                                   5,221,189
                                                -------------
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 0.6%
   42,434  Huaneng Power International,
              Inc., ADR                              986,166
                                                -------------
           INSURANCE -- 7.1%
  131,014  China Life Insurance Co., Ltd., ADR     9,438,248
   48,619  CNinsure, Inc., ADR                     1,293,752
                                                -------------
                                                  10,732,000
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              10.4%
   13,751  Baidu, Inc., ADR (b)                    8,209,347
  156,985  NetEase.com, Inc., ADR (b)              5,568,258
   21,990  SINA Corp. (b)                            828,803
   18,500  Sohu.com, Inc. (b)                      1,010,100
                                                -------------
                                                  15,616,508
                                                -------------
           IT SERVICES -- 14.7%
  191,743  Infosys Technologies Ltd., ADR         11,284,075
   50,473  Patni Computer Systems Ltd. ADR         1,200,248
  565,968  Satyam Computer Services Ltd.,
              ADR (b)                              2,954,353
  288,231  Wipro Ltd., ADR                         6,718,665
                                                -------------
                                                  22,157,341
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 0.6%
   57,361  WuXi PharmaTech Cayman, Inc.,
              ADR (b)                                893,111
                                                -------------
           MACHINERY -- 4.6%
  372,416  Tata Motors Ltd., ADR                   6,874,799
                                                -------------
           MEDIA -- 0.7%
   60,747  Focus Media Holding Ltd., ADR (b)       1,109,240
                                                -------------
           METALS & MINING -- 4.6%
   34,800  Aluminum Corp. of China Ltd.,
              ADR (b)                                895,752
  322,677  Sterlite Industries (India)
              Ltd., ADR                            6,005,019
                                                -------------
                                                   6,900,771
                                                -------------
           OIL, GAS & CONSUMABLE FUELS --
              11.8%
   11,919  China Petroleum & Chemical
              Corp., ADR                             980,219


         See Notes to Quarterly Portfolio of Investments        Page 35

FIRST TRUST ISE CHINDIA INDEX FUND

MARCH 31, 2010  (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           OIL, GAS & CONSUMABLE FUELS
              (Continued)
   37,016  CNOOC Ltd., ADR                      $  6,110,601
   81,208  PetroChina Co., Ltd., ADR               9,519,202
   45,839  Yanzhou Coal Mining Co., Ltd., ADR      1,104,720
                                                -------------
                                                  17,714,742
                                                -------------
           PHARMACEUTICALS -- 2.3%
  120,704  Dr. Reddy's Laboratories Ltd., ADR      3,407,474
                                                -------------
           REAL ESTATE MANAGEMENT &
              DEVELOPMENT -- 0.6%
   48,806  E-House China Holdings Ltd., (b)          928,778
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.5%
  115,455  LDK Solar Co., Ltd., ADR (b)              757,385
                                                -------------
           SOFTWARE -- 3.8%
   31,819  AsiaInfo Holdings, Inc. (b)               842,567
   32,126  Changyou.com Ltd., ADR (b)                989,481
   27,489  Longtop Financial Technologies
              Ltd., ADR (b)                          885,421
   22,925  Perfect World Co., Ltd., ADR (b)          858,541
   18,655  Shanda Interactive
              Entertainment Ltd., ADR (b)            813,172
   58,415  VanceInfo Technologies, Inc.,
              ADR (b)                              1,302,070
                                                -------------
                                                   5,691,252
                                                -------------
           TEXTILES, APPAREL & LUXURY
              GOODS -- 0.4%
   52,296  Fuqi International, Inc. (b)              570,026
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 7.0%
  219,235  China Mobile Ltd., ADR                 10,549,588
                                                -------------

           TOTAL INVESTMENTS -- 100.1%           150,378,762
             (Cost $137,818,392) (c)
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (148,982)
                                                -------------
           NET ASSETS -- 100.0%                 $150,229,780
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,714,474 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,154,104.

ADR    - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $  150,378,762     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 36

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010  (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           BEVERAGES -- 1.0%
   12,111  Boston Beer (The) Co., Inc.,
              Class A (b)                       $    632,921
                                                -------------
           CHEMICALS -- 2.0%
   11,843  Ashland, Inc.                             624,955
    6,884  Lubrizol (The) Corp.                      631,401
                                                -------------
                                                   1,256,356
                                                -------------
           COMMERCIAL BANKS -- 1.0%
   45,796  Investors Bancorp, Inc. (b)               604,507
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 1.9%
   19,423  Blue Coat Systems, Inc. (b)               602,890
    9,907  F5 Networks, Inc. (b)                     609,379
                                                -------------
                                                   1,212,269
                                                -------------
           COMPUTERS & PERIPHERALS -- 3.9%
    2,765  Apple, Inc. (b)                           649,581
   18,886  NetApp, Inc. (b)                          614,928
   31,569  Seagate Technology (b)                    576,450
   15,303  Western Digital Corp. (b)                 596,664
                                                -------------
                                                   2,437,623
                                                -------------
           CONSTRUCTION & ENGINEERING -- 1.0%
   22,395  Insituform Technologies, Inc.,
              Class A (b)                            595,931
                                                -------------
           CONSUMER FINANCE -- 2.0%
   15,594  Cash America International, Inc.          615,651
   29,943  EZCORP, Inc., Class A (b)                 616,826
                                                -------------
                                                   1,232,477
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.0%
   33,948  tw telecom, Inc. (b)                      616,156
                                                -------------
           ELECTRONIC EQUIPMENT,
             INSTRUMENTS & COMPONENTS --
              2.9%
   54,316  Agilysys, Inc.                            606,710
   20,607  OSI Systems, Inc. (b)                     578,026
   36,952  Sanmina-SCI Corp. (b)                     609,708
                                                -------------
                                                   1,794,444
                                                -------------
           FOOD PRODUCTS -- 3.0%
   14,537  Diamond Foods, Inc.                       611,135
    6,492  Green Mountain Coffee Roasters,
              Inc. (b)                               628,555
   13,957  TreeHouse Foods, Inc. (b)                 612,294
                                                -------------
                                                   1,851,984
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 13.0%
   31,714  Align Technology, Inc. (b)           $    613,349
   12,147  Covidien PLC                              610,751
    6,142  Edwards Lifesciences Corp. (b)            607,321
   39,612  ev3, Inc. (b)                             628,246
   10,839  Hospira, Inc. (b)                         614,029
   13,976  Integra LifeSciences Holdings (b)         612,568
    1,788  Intuitive Surgical, Inc. (b)              622,456
   12,436  Kinetic Concepts, Inc. (b)                594,565
   13,579  Medtronic, Inc.                           611,462
    9,961  ResMed, Inc. (b)                          634,018
   16,584  Sirona Dental Systems, Inc. (b)           630,690
   10,939  Stryker Corp.                             625,930
   11,532  Varian Medical Systems, Inc. (b)          638,066
                                                -------------
                                                   8,043,451
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 4.8%
   10,108  Amedisys, Inc. (b)                        558,164
   21,233  AmerisourceBergen Corp.                   614,058
   14,350  Catalyst Health Solutions, Inc. (b)       593,803
    6,085  Express Scripts, Inc. (b)                 619,210
   32,578  Odyssey HealthCare, Inc. (b)              589,987
                                                -------------
                                                   2,975,222
                                                -------------
           HEALTH CARE TECHNOLOGY -- 1.0%
    7,025  Cerner Corp. (b)                          597,546
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              4.9%
    5,434  Chipotle Mexican Grill, Inc.,
              Class A (b)                            612,249
   44,678  Domino's Pizza, Inc. (b)                  609,408
   13,802  P.F. Chang's China Bistro, Inc. (b)       609,082
    7,902  Panera Bread Co., Class A (b)             604,424
   24,630  Starbucks Corp. (b)                       597,770
                                                -------------
                                                   3,032,933
                                                -------------
           HOUSEHOLD DURABLES -- 3.9%
   28,900  American Greetings Corp., Class A         602,276
   45,864  La-Z-Boy, Inc. (b)                        575,135
    4,991  National Presto Industries, Inc.          593,480
   13,160  Tupperware Brands Corp.                   634,575
                                                -------------
                                                   2,405,466
                                                -------------
           INDUSTRIAL CONGLOMERATES -- 0.9%
   22,315  Standex International Corp.               575,058
                                                -------------
           INSURANCE -- 1.0%
   11,547  Aflac, Inc.                               626,887
                                                -------------


         See Notes to Quarterly Portfolio of Investments        Page 37

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

MARCH 31, 2010  (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (Continued)
           INTERNET & CATALOG RETAIL -- 3.1%
    4,765  Amazon.com, Inc. (b)                 $    646,753
    8,532  Netflix, Inc. (b)                         629,150
    2,559  priceline.com, Inc. (b)                   652,545
                                                -------------
                                                   1,928,448
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              1.0%
   13,226  Open Text Corp. (b)                       627,838
                                                -------------
           IT SERVICES -- 2.9%
   11,990  Cognizant Technology Solutions
              Corp., Class A (b)                     611,250
   10,098  Infosys Technologies Ltd., ADR            594,267
   16,624  Unisys Corp. (b)                          580,012
                                                -------------
                                                   1,785,529
                                                -------------
           LEISURE EQUIPMENT & PRODUCTS --
              1.0%
   16,259  Hasbro, Inc.                              622,394
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              2.1%
   46,102  Bruker Corp. (b)                          675,394
   26,208  PAREXEL International Corp. (b)           610,909
                                                -------------
                                                   1,286,303
                                                -------------
           MACHINERY -- 1.0%
    9,022  Nordson Corp.                             612,774
                                                -------------
           MEDIA -- 4.1%
   35,538  Cinemark Holdings, Inc.                   651,767
   18,297  DIRECTV, Class A (b)                      618,621
   22,211  Valassis Communications, Inc. (b)         618,132
   19,423  Viacom, Inc., Class B (b)                 667,763
                                                -------------
                                                   2,556,283
                                                -------------
           MULTILINE RETAIL -- 1.0%
   16,518  Big Lots, Inc. (b)                        601,586
                                                -------------
           OIL, GAS & CONSUMABLE FUELS --
              1.0%
   12,556  Newfield Exploration Co. (b)              653,540
                                                -------------
           PERSONAL PRODUCTS -- 4.1%
    9,575  Estee Lauder (The) Cos., Inc.,
              Class A                                621,130
   14,467  Herbalife Ltd.                            667,218
   12,935  NBTY, Inc. (b)                            620,622
   21,791  Nu Skin Enterprises, Inc., Class A        634,118
                                                -------------
                                                   2,543,088
                                                -------------
           PHARMACEUTICALS -- 3.2%
   23,638  Medicis Pharmaceutical Corp.,
              Class A                                594,732
   12,163  Perrigo Co.                               714,212


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           PHARMACEUTICALS (Continued)
   15,165  Valeant Pharmaceuticals
              International (b)                 $    650,730
                                                -------------
                                                   1,959,674
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 7.1%
   50,603  CEVA, Inc. (b)                            590,031
   79,124  Cirrus Logic, Inc. (b)                    663,850
    8,836  Cree, Inc. (b)                            620,464
  171,326  Lattice Semiconductor Corp. (b)           628,767
   30,263  Marvell Technology Group Ltd. (b)         616,760
   60,205  Micron Technology, Inc. (b)               625,530
   15,594  Veeco Instruments, Inc. (b)               678,339
                                                -------------
                                                   4,423,741
                                                -------------
           SOFTWARE -- 3.0%
   22,460  Informatica Corp. (b)                     603,276
   39,114  Renaissance Learning, Inc.                634,820
   16,120  Solera Holdings, Inc.                     623,038
                                                -------------
                                                   1,861,134
                                                -------------
           SPECIALTY RETAIL -- 10.0%
   14,001  Bed Bath & Beyond, Inc. (b)               612,684
   25,902  CarMax, Inc. (b)                          650,658
   23,459  Dress Barn (The), Inc. (b)                613,688
   24,058  DSW, Inc., Class A (b)                    614,201
   12,997  Guess?, Inc.                              610,599
   13,638  J. Crew Group, Inc. (b)                   625,984
   15,132  Jo-Ann Stores, Inc. (b)                   635,241
   91,190  Pier 1 Imports, Inc. (b)                  580,880
   28,179  Ulta Salon Cosmetics &
              Fragrance, Inc. (b)                    637,409
   17,062  Urban Outfitters, Inc. (b)                648,868
                                                -------------
                                                   6,230,212
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 6.3%
   16,221  Coach, Inc.                               641,054
   54,174  Culp, Inc. (b)                            649,546
    4,516  Deckers Outdoor Corp. (b)                 623,208
   15,967  Fossil, Inc. (b)                          602,595
   17,749  Lululemon Athletica, Inc. (b)             736,583
   13,910  Steven Madden Ltd. (b)                    678,808
                                                -------------
                                                   3,931,794
                                                -------------

           TOTAL INVESTMENTS -- 100.1%            62,115,569
             (Cost $52,433,725) (c)
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (58,735)
                                                -------------
           NET ASSETS -- 100.0%                 $ 62,056,834
                                                =============


         See Notes to Quarterly Portfolio of Investments        Page 38

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

MARCH 31, 2010  (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,920,772 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $238,928.

ADR    - American Depositary Receipt


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $   62,115,569     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 39

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2010 (Unaudited)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.9%
           COMMERCIAL BANKS -- 75.4%
    1,023  Arrow Financial Corp.                $     27,508
   16,190  Associated Banc-Corp.                     223,422
    1,435  BancFirst Corp.                            60,141
    1,585  Bank of the Ozarks, Inc.                   55,776
    6,356  BOK Financial Corp.                       333,309
    6,435  Boston Private Financial Holdings,
              Inc.                                    47,426
      717  Camden National Corp.                      23,023
    2,692  Cardinal Financial Corp.                   28,751
    7,357  Cathay General Bancorp                     85,709
    2,416  Centerstate Banks, Inc.                    29,596
    2,240  Chemical Financial Corp.                   52,909
    1,490  City Holding Co.                           51,092
    2,634  Columbia Banking System, Inc.              53,496
    7,798  Commerce Bancshares, Inc.                 320,810
    1,423  Community Trust Bancorp, Inc.              38,549
    9,957  CVB Financial Corp.                        98,873
    2,052  Danvers Bancorp, Inc.                      28,379
   10,358  East West Bancorp, Inc.                   180,436
    1,565  First Bancorp.                             21,159
      821  First Citizens BancShares, Inc.,
              Class A                                163,182
    5,418  First Financial Bancorp                    96,386
    1,953  First Financial Bankshares, Inc.          100,677
    1,231  First Financial Corp.                      35,650
    6,909  First Midwest Bancorp, Inc.                93,617
    8,154  FirstMerit Corp.                          175,882
   16,497  Fulton Financial Corp.                    168,104
    6,740  Glacier Bancorp, Inc.                     102,650
    1,257  Great Southern Bancorp, Inc.               28,207
    3,454  Hancock Holding Co.                       144,412
    2,408  Home Bancshares, Inc.                      63,667
    2,507  IBERIABANK Corp.                          150,445
    1,962  Independent Bank Corp.                     48,383
    6,396  International Bancshares Corp.            147,044
   10,728  Investors Bancorp, Inc. (b)               141,610
    1,498  Lakeland Financial Corp.                   28,537
    4,742  MB Financial, Inc.                        106,837
    3,545  Nara Bancorp, Inc. (b)                     31,054
   11,783  National Penn Bancshares, Inc.             81,303
    3,219  NBT Bancorp, Inc.                          73,554
    3,282  PacWest Bancorp                            74,895
    3,121  Pinnacle Financial Partners, Inc. (b)      47,158
   59,946  Popular, Inc.                             174,443
    6,686  PrivateBancorp, Inc.                       91,598
    4,362  Prosperity Bancshares, Inc.               178,842
    1,976  Renasant Corp.                             31,972
    1,734  Republic Bancorp, Inc., Class A            32,669
    2,601  S&T Bancorp, Inc.                          54,361
    1,275  S.Y. Bancorp, Inc.                         29,006
    1,194  SCBT Financial Corp.                       44,226


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMERCIAL BANKS (Continued)
    3,807  Signature Bank (b)                   $    141,049
    1,602  Simmons First National Corp.,
              Class A                                 44,167
    1,400  Southside Bancshares, Inc.                 30,198
    2,124  StellarOne Corp.                           28,398
    9,370  Sterling Bancshares, Inc.                  52,285
      901  Suffolk Bancorp                            27,670
   12,148  Susquehanna Bancshares, Inc.              119,172
    3,875  SVB Financial Group (b)                   180,807
    3,389  Texas Capital Bancshares, Inc. (b)         64,357
    2,621  TowneBank                                  36,589
    1,480  TriCo Bancshares                           29,452
    5,970  Trustmark Corp.                           145,847
    3,795  UMB Financial Corp.                       154,077
    8,946  Umpqua Holdings Corp.                     118,624
    2,427  Union First Market Bankshares Corp.        36,648
    4,072  United Bankshares, Inc.                   106,768
    8,820  United Community Banks, Inc. (b)           38,896
    1,543  Univest Corp. of Pennsylvania              28,839
    1,504  Washington Trust Bancorp, Inc.             28,035
    2,490  WesBanco, Inc.                             40,487
    2,743  Westamerica Bancorporation                158,134
    9,040  Whitney Holding Corp.                     124,662
    2,757  Wilshire Bancorp, Inc.                     30,410
    2,826  Wintrust Financial Corp.                  105,155
   14,100  Zions Bancorporation                      307,662
                                                -------------
                                                   6,679,123
                                                -------------
           THRIFTS & MORTGAGE FINANCE -- 24.5%
    4,327  Bank Mutual Corp.                          28,126
    7,711  Beneficial Mutual Bancorp, Inc. (b)        73,100
    1,304  Berkshire Hills Bancorp, Inc.              23,902
    5,533  Brookline Bancorp, Inc.                    58,871
    6,934  Capitol Federal Financial                 259,748
    3,224  Dime Community Bancshares, Inc.            40,719
   17,670  First Niagara Financial Group, Inc.       251,267
    2,918  Flushing Financial Corp.                   36,942
   10,232  Northwest Bancshares, Inc.                120,124
   35,113  People's United Financial, Inc.           549,167
    3,661  Provident New York Bancorp                 34,706
   28,899  TFS Financial Corp.                       385,802
    7,185  TrustCo Bank Corp. NY                      44,332
    1,584  United Financial Bancorp, Inc.             22,144
   10,540  Washington Federal, Inc.                  214,173
    2,859  Westfield Financial, Inc.                  26,274
                                                -------------
                                                   2,169,397
                                                -------------


         See Notes to Quarterly Portfolio of Investments        Page 40

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

MARCH 31, 2010 (Unaudited)


           DESCRIPTION                                 VALUE
           --------------------------------------------------

           TOTAL INVESTMENTS -- 99.9%           $  8,848,520
             (Cost $7,706,742) (c)
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                       5,842
                                                -------------
           NET ASSETS -- 100.0%                 $  8,854,362
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,212,774 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $70,996.


------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*       $    8,848,520     $    --       $    --
                     ==========================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments        Page 41

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
MARCH 31, 2010 (Unaudited)


                       VALUATION AND INVESTMENT PRACTICES


A. Portfolio Valuation:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of eighteen exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

First Trust Dow Jones Select MicroCap Index(SM) Fund
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
First Trust US IPO Index Fund
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
First Trust NASDAQ-100-Technology Sector Index(SM) Fund
First Trust NYSE Arca Biotechnology Index Fund
First Trust Dow Jones Internet Index(SM) Fund
First Trust DB Strategic Value Index Fund
First Trust Value Line(R) Equity Allocation Index Fund
First Trust Value Line(R) Dividend Index Fund
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund
First Trust S&P REIT Index Fund
First Trust ISE Water Index Fund
First Trust ISE-Revere Natural Gas Index Fund
First Trust ISE Chindia Index Fund
First Trust Value Line(R) 100 Exchange-Traded Fund
First Trust NASDAQ(R) ABA Community Bank Index Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2010 (Unaudited)


without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or that makes it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

         o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
         o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
              o  Quoted prices for similar securities in active markets.
              o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
              o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
              o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
         o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of March 31, 2010 is included with each Fund's Portfolio of Investments.

B. Securities Transactions:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

A Fund may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such MLP or REIT investments.

ADDITIONAL INFORMATION


FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2010 (Unaudited)


                              LICENSING INFORMATION

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use. "Dow Jones(R)", "Dow Jones Internet Composite Index(SM)", "Dow Jones Select MicroCap Index(SM)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund, based on the Dow Jones Internet Composite Index(SM), are not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates, and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) 100 Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund. IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX(R) INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

NASDAQ, NASDAQ-100, NASDAQ-100 Index(R), NASDAQ-100 Technology Sector
Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge(R) or their affiliates (NASDAQ OMX and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"Deutsche Bank" and "Deutsche Bank CROCI(R) US+ Index" are service marks of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank has no relationship to First Trust Advisors L.P. or the First Trust DB Strategic Value Index Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2010 (Unaudited)


"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R) 100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the "ISE-REVERE Natural Gas Index(TM)" are trademarks of International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. Each Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such Funds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund
              --------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------------------
                            James A. Bowen, Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)

Date: May 27, 2010
      ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------------------
                            James A. Bowen, Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)


Date: May 27, 2010
      -----------------------------



By (Signature and Title)*   /s/ Mark R. Bradley
                            ------------------------------------------
                            Mark R. Bradley, Treasurer, Controller,
                            Chief Financial Officer and
                            Chief Accounting Officer
                            (principal financial officer)


Date: May 27, 2010
      ----------------------------


* Print the name and title of each signing officer under his or her signature.